================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                 Investment Company Act file number 811-07917

                               -----------------

                       Wilshire Variable Insurance Trust
              (Exact name of registrant as specified in charter)

                               -----------------

                                 c/o PFPC Inc.
                                 760 Moore Rd.
                          King of Prussia, PA  19406
              (Address of principal executive offices) (Zip code)

                                 David Lebisky
                                 c/o PFPC Inc.
                                 760 Moore Rd.
                           King of Prussia, PA 19406
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (610) 382-8667

                     Date of fiscal year end: December 31

                   Date of reporting period: March 31, 2006

                               -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
                                                                  March 31, 2006

Shares                                              Value
---------------------------------------------   -------------
INVESTMENTS IN UNDERLYING FUNDS -  100.0%

6,649,161   Wilshire Variable Insurance Trust
            Equity Fund* ....................   $ 155,390,891
8,273,898   Wilshire Variable Insurance Trust
            Income Fund* ....................     102,017,160
                                                -------------
Total Investments in Underlying Funds
(Cost$231,926,111)                                257,408,051
Other Assets & Liabilities, Net - 0.0%#               (31,489)
                                                -------------
NET ASSETS - 100.0%                             $ 257,376,562
                                                =============

-------------------
    *   Affiliated fund.
    #   Amount represents less than 0.1% of net assets.

                     See Notes to Statements of Investments.
                                        1

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
                                                                  March 31, 2006

    Shares                                                         Value
---------------                                               ---------------
COMMON STOCK - 99.7%
Consumer Discretionary - 11.8%
     14,900    American Axle & Manufacturing
               Holdings, Inc. ............................... $       255,237
     29,700    American Eagle Outfitters ....................         886,842
      6,200    Apollo Group, Inc., Class A+ .................         325,562
     23,400    Autoliv, Inc. ................................       1,323,972
      7,600    Black & Decker Corp. .........................         660,364
      4,000    BorgWarner, Inc. .............................         240,160
    176,990    CBS Corp., Class B ...........................       4,244,220
     20,800    Claire's Stores, Inc. ........................         755,248
     37,000    Coach, Inc.+ .................................       1,279,460
    102,088    Comcast Corp., Class A+ ......................       2,670,622
     27,000    Cooper Tire & Rubber Co. .....................         387,180
     32,000    Federated Department Stores, Inc. ............       2,336,000
     47,400    Gap, Inc. (The) ..............................         885,432
     19,400    Genuine Parts Co. ............................         850,302
     16,200    Home Depot, Inc. .............................         685,260
     86,500    Interpublic Group of Cos., Inc.+ .............         826,940
     19,500    ITT Educational Services, Inc.+ ..............       1,248,975
     21,600    Jones Apparel Group, Inc. ....................         763,992
     41,600    Kohl's Corp.+ ................................       2,205,216
     30,200    Lear Corp. ...................................         535,446
     58,100    Limited Brands, Inc. .........................       1,421,126
     31,500    Lowe's Cos., Inc. ............................       2,029,860
      6,900    Magna International, Inc., Class A ...........         522,261
     67,800    Mattel, Inc. .................................       1,229,214
    137,500    McDonald's Corp. .............................       4,724,500
     23,600    McGraw-Hill Cos., Inc. (The) .................       1,359,832
     60,064    News Corp., Class A ..........................         997,663
     18,100    Nike, Inc., Class B ..........................       1,540,310
     13,800    Nordstrom, Inc. ..............................         540,684
      1,000    NVR, Inc.+ ...................................         738,950
     61,200    Office Depot, Inc.+ ..........................       2,279,088
     14,700    Polaris Industries, Inc. .....................         802,032
     22,600    Starwood Hotels & Resorts Worldwide,
               Inc. .........................................       1,530,698
     62,600    Target Corp. .................................       3,255,826
    290,500    Time Warner, Inc. ............................       4,877,495
      9,600    Toyota Motor Corp. ADR .......................       1,045,440
    111,090    Viacom, Inc., Class B+ ......................        4,310,292
    142,300    Walt Disney Co. (The) ........................       3,968,747

                                                              ---------------
                                                                   60,540,448
                                                              ---------------
Consumer Staples - 8.3%
    104,100    Altria Group, Inc. ...........................       7,376,526
     20,900    Clorox Co. ...................................       1,250,865
     82,700    Coca-Cola Co. (The) ..........................       3,462,649
     23,000    Hormel Foods Corp. ...........................         777,400
     31,900    Kellogg Co. ..................................       1,404,876
     78,200    Kraft Foods, Inc., Class A ...................       2,370,242
     50,000    Kroger Co. (The)+ ............................       1,018,000
    106,000    PepsiCo, Inc. ................................       6,125,740
    168,200    Procter & Gamble Co. .........................       9,691,684
     14,700    Reynolds American, Inc. ......................       1,550,850
     58,500    Safeway, Inc. ................................       1,469,520

    Shares                                                         Value
---------------                                               ---------------
Consumer Staples (continued)
     61,600    Sara Lee Corp. ............................... $     1,101,408
     47,200    Supervalu, Inc. ..............................       1,454,704
     10,800    Unilever NV ..................................         747,576
      6,100    UST, Inc. ....................................         253,760
     52,100    Wal-Mart Stores, Inc. ........................       2,461,204

                                                              ---------------
                                                                   42,517,004
                                                              ---------------
Energy - 9.9%
     17,200    BP PLC ADR ...................................       1,185,768
     42,900    Cameco Corp. .................................       1,544,400
    152,176    Chevron Corp. ................................       8,821,643
    124,100    ConocoPhillips ...............................       7,836,915
     20,400    Diamond Offshore Drilling, Inc. ..............       1,825,800
    196,500    Exxon Mobil Corp. ............................      11,958,990
     21,300    Frontline, Ltd. ..............................         713,337
     29,200    GlobalSantaFe Corp. ..........................       1,773,900
     42,600    Halliburton Co. ..............................       3,110,652
     24,300    Marathon Oil Corp. ...........................       1,850,931
     12,800    Noble Corp. ..................................       1,038,080
     46,900    Noble Energy, Inc. ...........................       2,059,848
     31,300    Occidental Petroleum Corp. ...................       2,899,945
     36,700    Pride International, Inc.+ ...................       1,144,306
     32,200    Rowan Cos., Inc. .............................       1,415,512
      1,065    Ship Finance International, Ltd. .............          18,275
     29,200    Valero Energy Corp. ..........................       1,745,576

                                                              ---------------
                                                                   50,943,878
                                                              ---------------
Financials - 26.9%
     67,000    ACE, Ltd. ....................................       3,484,670
      8,200    Allstate Corp. (The) .........................         427,302
    144,125    American International Group, Inc. ...........       9,525,221
    335,500    Bank of America Corp. ........................      15,278,670
     10,800    Bear Stearns Cos., Inc. (The) ................       1,497,960
         17    Berkshire Hathaway, Inc., Class A+ ...........       1,535,950
     22,700    Chubb Corp. ..................................       2,166,488
     19,100    CIT Group, Inc. ..............................       1,022,232
    338,881    Citigroup, Inc. ..............................      16,008,739
     40,400    Comerica, Inc. ...............................       2,341,988
     16,500    Corus Bankshares, Inc. .......................         980,760
     66,300    E*Trade Financial Corp.+ .....................       1,788,774
     23,500    Endurance Specialty Holdings, Ltd. ...........         764,925
     36,400    Fannie Mae ...................................       1,870,960
     19,600    First American Corp. .........................         767,536
      8,700    Freddie Mac ..................................         530,700
     94,200    Genworth Financial, Inc., Class A ............       3,149,106
     23,600    Golden West Financial Corp. ..................       1,602,440
     21,500    Goldman Sachs Group, Inc. ....................       3,374,640
     42,400    Hartford Financial Services Group,
               Inc. .........................................       3,415,320
     29,200    Huntington Bancshares, Inc. ..................         704,596
    178,612    JPMorgan Chase & Co. .........................       7,437,404
     81,900    Keycorp ......................................       3,013,920
     14,300    Lehman Brothers Holdings, Inc. ...............       2,066,779
    108,200    Merrill Lynch & Co., Inc. ....................       8,521,832
    110,800    Metlife, Inc. ................................       5,359,396

                     See Notes to Statements of Investments.
                                        2

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND
STATEMENT OF INVESTMENTS (UNAUDITED) - (Continued)
                                                                  March 31, 2006

    Shares                                                         Value
---------------                                               ---------------
Financials (continued)
     14,800    Moody's Corp. ................................ $     1,057,608
     78,700    Morgan Stanley ...............................       4,943,934
     40,700    National City Corp. ..........................       1,420,430
     31,300    Platinum Underwriters Holdings, Ltd. .........         910,830
     23,100    PNC Financial Services Group, Inc. ...........       1,554,861
     29,800    Prudential Financial, Inc. ...................       2,259,138
     70,914    St. Paul Travelers Cos., Inc. (The) ..........       2,963,496
     49,800    State Street Corp. ...........................       3,009,414
     15,300    Torchmark Corp. ..............................         873,630
    134,900    U.S. Bancorp .................................       4,114,450
     31,500    UBS AG .......................................       3,464,055
     51,200    UnumProvident Corp. ..........................       1,048,576
     79,200    Wachovia Corp. ...............................       4,439,160
     29,650    Washington Mutual, Inc. ......................       1,263,683
     74,900    Wells Fargo & Co. ............................       4,783,863
     16,400    XL Capital, Ltd., Class A ....................       1,051,404

                                                              ---------------
                                                                  137,796,840
                                                              ---------------
Health Care - 10.0%
     51,100    Abbott Laboratories ..........................       2,170,217
     36,300    Aetna, Inc. ..................................       1,783,782
     15,600    AmerisourceBergen Corp. ......................         753,012
     56,200    Amgen, Inc.+ .................................       4,088,550
     22,400    Bristol-Myers Squibb Co. .....................         551,264
     13,400    Cigna Corp. ..................................       1,750,308
     32,400    Eisai Co., Ltd. ADR ..........................       1,408,697
     74,300    Eli Lilly & Co. ..............................       4,108,790
     18,900    Fisher Scientific International, Inc.+ .......       1,286,145
     15,600    Genzyme Corp.+ ...............................       1,048,632
      5,800    GlaxoSmithKline PLC ADR ......................         303,398
     19,800    HCA, Inc. ....................................         906,642
     61,600    Johnson & Johnson ............................       3,647,952
     82,100    Medtronic, Inc. ..............................       4,166,575
    112,800    Merck & Co., Inc. ............................       3,973,944
    371,900    Pfizer, Inc. .................................       9,267,748
     67,000    Sanofi-Aventis ADR ...........................       3,179,150
    168,000    Schering-Plough Corp. ........................       3,190,320
      7,500    UnitedHealth Group, Inc. .....................         418,950
     42,300    WellPoint, Inc.+ .............................       3,275,289

                                                              ---------------
                                                                   51,279,365
                                                              ---------------
Industrials - 9.4%
     13,200    3M Co. .......................................         999,108
     63,500    Boeing Co. ...................................       4,948,555
     16,800    Burlington Northern Santa Fe Corp. ...........       1,399,944
     16,500    Canadian National Railway Co. ................         747,120
     12,700    Cooper Industries, Ltd., Class A .............       1,103,630
     36,300    CSX Corp. ....................................       2,170,740
     20,500    Eaton Corp. ..................................       1,495,885
     19,600    Equifax, Inc. ................................         729,904
      9,300    Fluor Corp. ..................................         797,940
     25,000    General Dynamics Corp. .......................       1,599,500
    367,600    General Electric Co. .........................      12,785,128
     28,200    Goodrich Corp. ...............................       1,229,802
     32,100    Graco, Inc. ..................................       1,458,303

    Shares                                                         Value
---------------                                               ---------------
Industrials (continued)
      7,200    Ingersoll-Rand Co., Ltd., Class A ............ $       300,888
     33,700    Lockheed Martin Corp. ........................       2,531,881
     27,200    Norfolk Southern Corp. .......................       1,470,704
     12,900    Northrop Grumman Corp. .......................         880,941
     39,000    Raytheon Co. .................................       1,787,760
     20,000    Rockwell Collins, Inc. .......................       1,127,000
     22,200    SPX Corp. ....................................       1,185,924
     20,400    Textron, Inc. ................................       1,905,156
     26,100    Tyco International, Ltd. .....................         701,568
      6,400    United Parcel Service, Inc., Class B .........         508,032
     40,000    United Technologies Corp. ....................       2,318,800
     54,900    Waste Management, Inc. .......................       1,937,970

                                                              ---------------
                                                                   48,122,183
                                                              ---------------
Information Technology - 13.8%
     31,200    Accenture, Ltd., Class A .....................         938,184
     44,357    ADC Telecommunications, Inc.+.................       1,135,096
     57,000    Adobe Systems, Inc.+ .........................       1,990,440
     36,600    Agere Systems, Inc.+ .........................         550,464
     26,800    Amdocs, Ltd.+ ................................         966,408
     56,600    Analog Devices, Inc. .........................       2,167,214
     16,400    Arrow Electronics, Inc.+ .....................         529,228
     13,900    Autodesk, Inc.+ ..............................         535,428
     33,200    Automatic Data Processing, Inc. ..............       1,516,576
     43,000    Celestica, Inc.+ .............................         492,350
    287,800    Cisco Systems, Inc.+ .........................       6,236,626
    215,000    Corning, Inc.+ ...............................       5,785,650
     53,200    Dell, Inc.+ ..................................       1,583,232
     65,700    Earthlink, Inc.+ .............................         627,435
     57,000    Electronic Data Systems Corp. ................       1,529,310
    265,200    EMC Corp.+ ...................................       3,614,676
     28,700    First Data Corp. .............................       1,343,734
     94,100    Flextronics International, Ltd.+ .............         973,935
      9,000    Google, Inc., Class A+ .......................       3,510,000
    216,300    Hewlett-Packard Co. ..........................       7,116,270
    151,700    Intel Corp. ..................................       2,935,395
     37,300    International Business Machines Corp..........       3,076,131
     22,300    Lam Research Corp.+ ..........................         958,900
    485,100    Microsoft Corp. ..............................      13,199,571
    119,200    Nokia Oyj ADR ................................       2,469,824
     38,400    Qualcomm, Inc. ...............................       1,943,424
    155,900    Sanmina-SCI Corp.+ ...........................         639,190
    214,300    Solectron Corp.+ .............................         857,200
     15,700    Tech Data Corp.+ .............................         579,487
     49,200    Tellabs, Inc.+ ...............................         782,280

                                                              ---------------
                                                                   70,583,658
                                                              ---------------
Materials - 2.8%
     49,900    Cia Vale do Rio Doce ADR .....................       2,421,647
     14,400    IPSCO, Inc. ..................................       1,498,896
     22,300    Lubrizol Corp. ...............................         955,555
     10,500    Martin Marietta Materials, Inc. ..............       1,123,815
     16,600    Monsanto Co. .................................       1,406,850
     14,500    Nucor Corp. ..................................       1,519,455
     61,500    Owens-Illinois, Inc.+ ........................       1,068,255

                     See Notes to Statements of Investments.
                                        3

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND
STATEMENT OF INVESTMENTS (UNAUDITED) - (Continued)
                                                                  March 31, 2006

    Shares                                                         Value
---------------                                               ---------------
Materials (continued)
     21,800    Phelps Dodge Corp. ........................... $     1,755,554
     18,400    PPG Industries, Inc. .........................       1,165,640
      7,300    Rio Tinto PLC ADR ............................       1,511,100

                                                              ---------------
                                                                   14,426,767
                                                              ---------------
Telecommunication Services - 3.9%
     13,000    American Tower Corp., Class A+ ...............         394,160
    134,213    AT&T, Inc. ...................................       3,629,120
    120,800    BellSouth Corp. ..............................       4,185,720
     39,300    Crown Castle International Corp.+ ............       1,114,155
     55,200    Deutsche Telekom AG ADR ......................         928,464
    264,823    Sprint Nextel Corp. ..........................       6,843,026
     71,400    Verizon Communications, Inc. .................       2,431,884
     32,200    Vodafone Group PLC ADR .......................         672,980

                                                              ---------------
                                                                   20,199,509
                                                              ---------------
Utilities - 2.9%
     22,400    Ameren Corp. .................................       1,115,968
     56,220    American Electric Power Co., Inc. ............       1,912,604
     21,500    Consolidated Edison, Inc. ....................         935,250
     39,000    Dominion Resources, Inc. .....................       2,692,170
     34,100    DTE Energy Co. ...............................       1,367,069
     54,500    Duke Energy Corp.+ ...........................       1,588,675
     28,300    Entergy Corp. ................................       1,951,002
     28,100    National Fuel Gas Co. ........................         919,432
     15,600    Pinnacle West Capital Corp. ..................         609,960
     36,700    Southern Co. (The) ...........................       1,202,659

    Shares                                                         Value
---------------                                               ---------------
Utilities (continued)
 19,000        TXU Corp. .................................... $       850,440

                                                              ---------------
                                                                   15,145,229
                                                              ---------------
Total Common Stock (Cost $446,282,992)
                                                                  511,554,881
                                                              ---------------

                                         Maturity
                                           Date          Par
                                        ----------- -------------
REPURCHASE AGREEMENT - 0.3%

Agreement with UBS Securities, 4.53%
  dated 03/31/2006 to be repurchased
  at $1,567,592, collateralized by
  $1,337,000 U.S. Treasury Bonds,
  6.50%, due 11/15/2026 (market value
$1,611,030)
(Cost $1,567,000)                          04/03/06 $   1,567,000     1,567,000
                                                                  -------------
Total Investments - 100.0%
(Cost $447,849,992)                                                 513,121,881
Other Assets & Liabilities, Net - 0.0%#                                (230,028)
                                                                  -------------
NET ASSETS - 100.0%                                               $ 512,891,853
                                                                  =============

-------------------
    ADR - American Depository Receipt.
    +   Non-income producing security.
    #   Amount represents less than 0.1% of net assets.

                     See Notes to Statements of Investments.
                                        4

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
                                                                  March 31, 2006

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
ASSET BACKED SECURITIES - 8.3%

Amortizing Residential Collateral Trust
5.10%(a)                                   01/01/32 $      77,225 $      77,105
Bayview Financial Acquisition Trust
5.27%(a)                                   02/28/44       252,078       252,984
Capital Auto Receivables Asset Trust
5.03%                                      10/15/09       475,000       473,887
Chase Issuance Trust
3.22%                                      06/15/10       475,000       461,300
Chase Manhattan Auto Owner Trust
3.87%                                      06/15/09       550,000       539,718
Citibank Credit Card Issuance Trust
2.55%                                      01/20/09       525,000       514,133
4.85%                                      02/10/11       475,000       470,547
Conseco Finance Securitizations Corp.
8.50%                                      03/01/33       588,020       141,636
Countrywide Asset-Backed Certificates
5.11%(a)                                   06/25/35       215,854       215,987
Countrywide Home Equity Loan Trust
5.03%(a)                                   05/15/36       600,000       600,024
DaimlerChrysler Auto Trust
5.00%                                      05/08/10       475,000       473,219
Delta Funding Home Equity Loan Trust
7.04%                                      06/25/27        59,022        60,202
Ford Credit Auto Owner Trust
4.30%                                      08/15/09       475,000       467,797
5.05%                                      03/15/10       525,000       523,606
Green Tree Financial Corp.
9.15%                                      01/15/18        45,086        39,838
Green Tree Home Improvement Loan
  Trust
7.60%                                      07/15/20        16,476        16,323
Green Tree Recreational Equipment &
  Consumer Trust
7.25%                                      03/15/29        94,826        85,060
MBNA Credit Card Master Note Trust
2.65%                                      11/15/10       600,000       568,720
2.70%                                      09/15/09       525,000       511,765
3.30%                                      07/15/10       510,000       492,991
4.30%                                      02/15/11       500,000       490,184
4.90%                                      07/15/11       475,000       471,883
MSDWCC Heloc Trust
5.01%(a)                                   07/25/17        61,083        61,094
Nissan Auto Receivables Trust
4.74%                                      09/15/09       500,000       496,124
SACO I, Inc.
4.99%(a)                                   03/25/36       600,000       600,012
5.10%(a)                                   09/25/35       442,484       442,513
USAA Auto Owner Trust
4.55%                                      02/16/10       500,000       495,133
Wachovia Auto Owner Trust
4.79%                                      04/20/10       450,000       446,695

                                                                  -------------
Total Asset Backed Securities
(Cost $10,556,068)                                                   10,490,480
                                                                  -------------

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS - 18.9%

Asset Securitization Corp.
6.75%                                      02/14/43 $     260,000 $     265,315
7.08%(a)                                   02/14/43       100,000       105,975
Banc of America Commercial Mortgage,
  Inc.
5.12%                                      07/11/43       520,000       512,340
Banc of America Mortgage Securities
3.45%(a)                                   02/25/34       195,709       194,510
Bank of America Alternative Loan Trust
5.00%                                      08/25/19       163,261       158,261
Bear Stearns Adjustable Rate Mortgage
  Trust
4.01%(a)                                   07/25/34       710,417       683,991
4.12%(a)                                   02/25/34       520,550       516,928
4.90%(a)                                   11/25/34       441,544       439,407
Bear Stearns Commercial Mortgage
  Securities
4.67%                                      06/11/41        90,000        84,196
4.83%                                      11/11/41       110,000       104,385
Capital Lease Funding Securitization LP
 7.35%*                                    06/22/24       240,225       242,879
Chase Manhattan Bank-First Union
  National Bank
7.44%                                      08/15/31       400,000       423,213
Citigroup Mortgage Loan Trust, Inc.
3.94%(a)                                   09/25/34       364,781       359,270
4.33%(a)                                   02/25/34       551,926       550,051
Commercial Mortgage Pass Through
  Certificates
4.22%                                      03/10/39       375,000       357,162
Countrywide Alternative Loan Trust
5.13%(a)                                   10/25/35       472,257       472,693
5.27%(a)                                   09/25/34       157,951       158,434
5.50%                                      05/25/36       675,000       671,678
Countrywide Home Loan Mortgage Pass
  Through Trust
5.09%(a)                                   02/25/35       191,367       191,957
CS First Boston Mortgage Securities
  Corp.
6.30%                                      11/11/30       315,498       321,440
6.55%                                      01/17/35       675,000       685,381
Deutsche Mortgage and Asset Receiving
  Corp.
6.54%                                      06/15/31       618,909       628,518
DLJ Commercial Mortgage Corp.
7.18%                                      11/10/33       400,000       425,846
First Union National Bank Commercial
  Mortgage
7.39%                                      12/15/31       350,000       370,883
GE Capital Commercial Mortgage Corp.
5.00%                                      12/10/37       425,000       415,105
6.27%                                      12/10/35       340,000       354,015

                     See Notes to Statements of Investments.
                                        5

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED) - (Continued)
                                                                  March 31, 2006

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
GMAC Commercial Mortgage Securities,
  Inc.
 4.65%                                     04/10/40 $     575,000 $     555,313
 7.18%                                     08/15/36       266,562       278,961
 7.46%                                     08/16/33       280,000       299,339
GS Mortgage Securities Corp. II
 5.55%(a)                                  04/10/38       145,000       144,583
 6.14%                                     10/18/30       429,856       436,036
 6.62%                                     10/18/30       365,791       373,819
Harborview Mortgage Loan Trust
 5.00%(a)                                  05/19/35       494,996       495,545
 5.09%(a)                                  11/19/35       389,526       389,545
Impac CMB Trust
 5.09%(a)                                  05/25/35       431,149       431,508
 5.17%(a)                                  10/25/33       127,864       127,864
Indymac Index Mortgage Loan Trust
 5.10%(a)                                  09/25/35       128,029       123,228
 5.60%(a)                                  10/25/36       537,690       541,889
JPMorgan Chase Commercial Mortgage
  Securities Corp.
 4.74%                                     07/15/42       150,000       140,847
 5.47%(a)                                  01/12/43       100,000        98,252
 5.86%                                     10/12/35       240,000       243,995
 6.43%                                     04/15/35       300,000       312,432
LB-UBS Commercial Mortgage Trust
 4.06%(a)                                  09/15/27       180,000       173,466
 4.95%                                     09/15/30       500,000       478,747
 5.15%(a)                                  06/15/29       360,000       356,205
 7.37%                                     08/15/26       270,000       288,827
Lehman XS Trust
 5.08%(a)                                  02/25/46       590,512       591,637
Morgan Stanley Capital I
 4.99%                                     08/13/42       240,000       230,008
Morgan Stanley Mortgage Loan Trust
 4.09%(a)                                  08/25/34       405,862       403,545
 5.24%(a)                                  07/25/35       439,969       437,969
Prime Mortgage Trust
 8.00%                                     07/25/34       539,701       550,848
Residential Asset Securitization Trust
 4.75%                                     02/25/19     1,214,991     1,164,114
Salomon Brothers Mortgage Securities
  VII
 5.12%(a)                                  03/25/32       157,138       157,534
 6.59%                                     12/18/33       300,000       311,992
 7.46%                                     07/18/33       384,391       406,644
Small Business Administration
 4.75%                                     08/10/14       295,046       281,110
Structured Adjustable Rate Mortgage
  Loan Trust
 4.99%(a)                                  11/25/34       344,334       344,624
Washington Mutual Mortgage
  Pass-Through Certificates
 5.62%(a)                                  01/25/35       370,276       368,479

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
Washington Mutual, Inc.
 4.84%(a)                                  10/25/35 $     645,592 $     636,425
 4.98%(a)                                  11/25/34       568,395       570,615
 5.05%(a)                                  04/25/45       465,007       465,921
 5.09%(a)                                  12/25/45       591,155       592,329
Wells Fargo Mortgage Backed Securities
  Trust
 3.54%(a)                                  09/25/34       470,000       446,423

                                                                  -------------
Total Collateralized Mortgage
Obligations
(Cost $24,434,379)                                                   23,944,451
                                                                  -------------
CORPORATE BONDS - 18.7%

Consumer Discretionary - 1.0%

AMC Entertainment, Inc.
11.00%*                                    02/01/16        10,000        10,325
Amerigas Partners LP
 7.25%                                     05/20/15        10,000        10,000
Boyd Gaming Corp.
 6.75%                                     04/15/14        10,000         9,975
 7.13%                                     02/01/16        10,000        10,138
Caesars Entertainment, Inc.
 8.13%                                     05/15/11        12,000        13,050
DaimlerChrysler NA Holding Corp.
 4.88%                                     06/15/10        90,000        86,738
 6.50%                                     11/15/13        50,000        50,853
 7.30%                                     01/15/12       135,000       142,651
Delta Air Lines, Inc.
 6.72%                                     01/02/23       108,357       109,446
DI Finance/DynCorp International
 9.50%                                     02/15/13        10,000        10,400
Federated Department Stores, Inc.
 6.79%                                     07/15/27        30,000        30,266
General Motors Corp.
 8.25%                                     07/15/23        70,000        50,400
 8.38%                                     07/05/33        30,000        26,140
Hertz Corp.
 8.88%*                                    01/01/14        15,000        15,562
Inn of the Mountain Gods Resort &
  Casino
12.00%                                     11/15/10        10,000        10,800
J.C. Penney Corp., Inc.
 7.40%                                     04/01/37        10,000        10,782
May Department Stores Co. (The)
 7.88%                                     03/01/30        30,000        33,974
MGM Mirage
 6.00%                                     10/01/09        45,000        44,325
 6.75%                                     09/01/12        20,000        19,975
 8.50%                                     09/15/10        50,000        53,500
Mohegan Tribal Gaming Authority
 6.13%                                     02/15/13        10,000         9,862
 8.00%                                     04/01/12         5,000         5,238
Oxford Industries, Inc.
 8.88%                                     06/01/11        10,000        10,300

                     See Notes to Statements of Investments.
                                        6

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED) - (Continued)
                                                                  March 31, 2006

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
Consumer Discretionary (continued)
Premier Entertainment Biloxi LLC
10.75%                                     02/01/12 $      10,000 $       9,550
Reader's Digest Association, Inc. (The)
 6.50%                                     03/01/11        10,000         9,975
Station Casinos, Inc.
 6.00%                                     04/01/12        20,000        19,725
  6.63%*                                   03/15/18        10,000         9,775
Suburban Propane Partners LP
 6.88%                                     12/15/13        50,000        48,000
Time Warner, Inc.
 6.88%                                     05/01/12       400,000       419,390
 7.70%                                     05/01/32        25,000        27,493
Visteon Corp.
 8.25%                                     08/01/10        20,000        16,500

                                                                  -------------
                                                                      1,335,108
                                                                  -------------
Consumer Staples - 0.2%

Altria Group, Inc.
 7.00%                                     11/04/13         5,000         5,376
 7.20%                                     02/01/07       240,000       242,416
Smithfield Foods, Inc.
 7.00%                                     08/01/11        20,000        19,900

                                                                  -------------
                                                                        267,692
                                                                  -------------
Energy - 2.4%

Amerada Hess Corp.
 7.13%                                     03/15/33        30,000        32,733
 7.30%                                     08/15/31       215,000       239,382
Apache Corp.
 6.25%                                     04/15/12        80,000        83,707
Chesapeake Energy Corp.
 6.25%                                     01/15/18        50,000        48,875
  6.88%*                                   11/15/20        10,000        10,075
 7.50%                                  09/13-06/14        20,000        20,925
ConocoPhillips
 4.75%                                     10/15/12       370,000       356,803
ConocoPhillips Holding Co.
 6.95%                                     04/15/29        10,000        11,313
Devon Energy Corp.
 7.95%                                     04/15/32       130,000       159,201
Devon Financing Corp. ULC
 7.88%                                     09/30/31        35,000        42,255
El Paso Corp.
 7.75%                                     01/15/32        40,000        40,300
 7.80%                                     08/01/31       940,000       944,700
Enterprise Products Operating LP
 4.00%                                     10/15/07        25,000        24,458
 4.95%                                     06/01/10        75,000        72,750
KCS Energy, Inc.
 7.13%                                     04/01/12         5,000         4,962
Kerr-McGee Corp.
 7.88%                                     09/15/31       160,000       182,760
Massey Energy Co.
  6.88%*                                   12/15/13        55,000        53,900

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
Energy (continued)
Northwest Pipeline Corp.
 8.13%                                     03/01/10 $      30,000 $      31,650
Peabody Energy Corp.
 6.88%                                     03/15/13        28,000        28,420
Pemex Project Funding Master Trust
  6.63%*                                   06/15/35       190,000       183,540
Plains Exploration & Production Co.
 7.13%                                     06/15/14        20,000        20,550
Pogo Producing Co.
 6.88%                                     10/01/17        20,000        19,750
Pride International, Inc.
 7.38%                                     07/15/14        20,000        21,000
Southern Natural Gas Co.
 8.88%                                     03/15/10        20,000        21,275
Transcontinental Gas Pipe Line Corp.
 8.88%                                     07/15/12        35,000        39,900
Vintage Petroleum, Inc.
 7.88%                                     05/15/11        20,000        20,797
 8.25%                                     05/01/12        24,000        25,523
Williams Cos., Inc.
 7.50%                                     01/15/31       173,000       179,488
 7.63%                                     07/15/19        10,000        10,650
 7.75%                                     06/15/31        80,000        84,800
XTO Energy, Inc.
 6.25%                                     04/15/13        20,000        20,688
 7.50%                                     04/15/12        36,000        39,303

                                                                  -------------
                                                                      3,076,433
                                                                  -------------
Financials - 9.4%

Bank of America Corp.
 3.88%                                     01/15/08        65,000        63,495
 4.25%                                     10/01/10        90,000        85,902
 4.50%                                     08/01/10       245,000       236,790
 4.88%                                     01/15/13       120,000       115,860
Berkshire Hathaway Finance Corp.
 3.38%                                     10/15/08       150,000       143,661
 4.13%                                     01/15/10        95,000        90,852
Boeing Capital Corp.
 5.80%                                     01/15/13        85,000        86,557
CIT Group, Inc.
 4.00%                                     05/08/08         5,000         4,865
Citigroup, Inc.
 3.63%                                     02/09/09     1,005,000       961,269
 4.13%                                     02/22/10       175,000       167,438
 5.00%                                     09/15/14       265,000       253,631
Deutsche Bank AG
 3.84%(a)                                  03/15/07       150,000       149,104
E*Trade Financial Corp.
 7.38%                                     09/15/13        10,000        10,200
Ford Motor Credit Co.
 4.95%                                     01/15/08       130,000       121,144
 6.63%                                     06/16/08        50,000        47,324
 7.25%                                     10/25/11        55,000        50,118
 7.38%                                  10/09-02/11       910,000       854,311

                     See Notes to Statements of Investments.
                                        7

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED) - (Continued)
                                                                  March 31, 2006

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
Financials (continued)
Forest City Enterprises, Inc.
   6.50%                                   02/01/17 $       8,000 $       7,900
General Electric Capital Corp.
  3.45%(a)                                 01/15/08       950,000       945,044
  4.13%                                    09/01/09       430,000       414,596
  5.00%                                    11/15/11       595,000       583,229
  6.50%(b)                                 09/28/15        70,000        43,455
General Motors Acceptance Corp.
  5.13%                                    05/09/08        30,000        28,234
  5.63%                                    05/15/09       190,000       176,816
  5.85%                                    01/14/09        30,000        28,057
  6.13%                                 02/07-08/07       270,000       264,076
  6.15%                                    04/05/07       210,000       206,254
  6.31%                                    11/30/07        50,000        46,704
  7.25%                                    03/02/11       165,000       156,361
  7.75%                                    01/19/10        90,000        87,751
Goldman Sachs Group, Inc.
  5.35%                                    01/15/16       100,000        96,586
  6.60%                                    01/15/12       290,000       304,035
Host Marriott LP
  9.25%                                    10/01/07         4,000         4,190
HSBC Bank USA NA
  3.87%                                    06/07/07       300,000       295,304
HSBC Finance Corp. NA
  6.38%                                    11/27/12        40,000        41,450
  6.40%                                    06/17/08       325,000       332,117
  6.50%                                    11/15/08       213,000       218,976
JPMorgan Chase & Co.
  3.63%                                    05/01/08        50,000        48,325
  5.13%                                    09/15/14        45,000        43,254
  5.15%                                    10/01/15        30,000        28,708
  5.35%                                    03/01/07       100,000       100,064
  5.75%                                    01/02/13       195,000       196,304
  6.38%                                    02/15/08       100,000       101,621
Lehman Brothers Holdings, Inc.
  6.63%                                    01/18/12       150,000       157,806
  7.88%                                    08/15/10        55,000        60,071
Mizuho JGB Investment LLC
  9.87%(a)*                                12/31/49       210,000       227,993
Mizuho Preferred Capital Co. LLC
  8.79%(a)*                                12/31/49       360,000       382,800
Morgan Stanley
  3.63%                                    04/01/08       270,000       261,705
  5.05%                                    01/21/11       275,000       269,573
  6.75%                                    04/15/11        50,000        52,632
MUFG Capital Finance 1, Ltd.
  6.35%(a)                                 07/29/49       100,000        98,404
RBS Capital Trust I
  4.71  %(a)                               12/31/49        90,000        83,340
Rouse Co. (The)
  3.63%                                    03/15/09        35,000        32,538
  5.38%                                    11/26/13       125,000       116,506

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
Financials (continued)
SLM Corp.
  4.54%(a)                                 04/01/09 $     220,000 $     212,964
SunTrust Banks, Inc.
  3.63%                                    10/15/07       270,000       263,083
  4.00%                                    10/15/08        65,000        63,045
UBS Preferred Funding Trust I
  8.62%(a)                                 12/31/49        25,000        27,893
Unilever Capital Corp.
  7.13%                                    11/01/10        55,000        58,528
US Bancorp
  3.13%                                    03/15/08       170,000       163,459
US Bank NA
  2.87%                                    02/01/07       250,000       244,898
USB Capital IX
  6.19%(a)                                 03/29/49       100,000        99,118
Ventas Realty LP/Ventas Capital Corp.
  6.75%                                    06/01/10        10,000        10,100
  8.75%                                    05/01/09        20,000        21,200
  9.00%                                    05/01/12        10,000        11,225
Verizon Global Funding Corp.
  4.38%                                    06/01/13        35,000        32,126
  7.75%                                    12/01/30       100,000       110,475
Wachovia Capital Trust III
  5.80%(a)                              03/42-12/49       190,000       186,671
Wells Fargo & Co.
  4.20%                                    01/15/10       195,000       187,147
  4.63%                                    08/09/10        55,000        53,379
  4.88%                                    01/12/11       145,000       141,799
  5.00%                                    11/15/14        75,000        72,096

                                                                  -------------
                                                                     11,944,506
                                                                  -------------
Health Care - 0.8%

AmerisourceBergen Corp.
  5.88%*                                   09/15/15        20,000        19,671
Bio-Rad Laboratories, Inc.
  6.13%                                    12/15/14        20,000        19,200
  7.50%                                    08/15/13         5,000         5,163
Bristol-Myers Squibb Co.
  5.75%                                    10/01/11        20,000        20,220
Davita, Inc.
  7.25%                                    03/15/15       150,000       150,750
HCA, Inc.
  5.50%                                    12/01/09        25,000        24,357
  6.25%                                    02/15/13        10,000         9,700
  6.50%                                    02/15/16        85,000        82,812
  7.25%                                    05/20/08        22,000        22,563
  7.69%                                    06/15/25        30,000        29,663
Omnicare, Inc.
  6.88%                                    12/15/15        54,000        53,865
Tenet Healthcare Corp.
  6.38%                                    12/01/11       121,000       109,202
  9.50%*                                   02/01/15       171,000       171,428
  9.88%                                    07/01/14        40,000        40,500

                     See Notes to Statements of Investments.
                                        8

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED) - (Continued)
                                                                  March 31, 2006

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
Health Care (continued)
UnitedHealth Group, Inc.
 5.80%                                     03/15/36 $      50,000 $      47,613
WellPoint, Inc.
 5.85%                                     01/15/36        75,000        70,862
 5.95%                                     12/15/34        50,000        48,134
Wyeth
 6.00%                                     02/15/36        50,000        48,842

                                                                  -------------
                                                                        974,545
                                                                  -------------
Industrials - 1.2%

BE Aerospace, Inc.
 8.50%                                     10/01/10        30,000        31,875
DRS Technologies, Inc.
 6.63%                                     02/01/16        10,000         9,950
Eastman Kodak Co.
 7.25%                                     11/15/13        35,000        34,000
Horizon Lines LLC
 9.00%                                     11/01/12        13,000        13,747
Kansas City Southern Railway Corp.
 9.50%                                     10/01/08        23,000        24,552
L-3 Communications Corp.
 6.38%                                     10/15/15         5,000         4,925
Lockheed Martin Corp.
 7.65%                                     05/01/16        95,000       108,851
 8.50%                                     12/01/29        40,000        51,934
NationsRent Cos., Inc.
 9.50%                                     10/15/10         4,000         4,350
Norfolk Southern Corp.
 6.20%                                     04/15/09        90,000        92,026
 7.25%                                     02/15/31        30,000        34,686
Northrop Grumman Corp.
 4.08%                                     11/16/06       150,000       148,928
Overseas Shipholding Group
 7.50%                                     02/15/24        20,000        19,950
Raytheon Co.
 6.75%                                     08/15/07        23,000        23,360
 7.00%                                     05/15/06         1,550        78,033
Service Corp International
 7.50%*                                    06/15/17        20,000        20,350
Terex Corp.
 7.38%                                     01/15/14        15,000        15,375
United Rentals North America, Inc.
 6.50%                                     02/15/12         5,000         4,900
United Technologies Corp.
 8.88%                                     11/15/19        25,000        32,075
Waste Management, Inc.
 6.88%                                     05/15/09       425,000       441,901
 7.00%                                     10/15/06       125,000       126,089
 7.38%                                     05/15/29       165,000       185,121

                                                                  -------------
                                                                      1,506,978
                                                                  -------------
Information Technology - 0.1%

Freescale Semiconductor, Inc.
 7.35%(a)                                  07/15/09        10,000        10,250

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
Information Technology (continued)
Magnachip Semiconductor SA
 8.16%(a)                                  12/15/11 $      25,000 $      25,312
Sungard Data Systems, Inc.
 9.13%*                                    08/15/13        25,000        26,438
UGS Corp.
10.00%                                     06/01/12        20,000        22,000

                                                                  -------------
                                                                         84,000
                                                                  -------------
Materials - 0.2%

Georgia-Pacific Corp.
 7.70%                                     06/15/15        13,000        13,065
 9.50%                                     12/01/11         1,000         1,095
IMC Global, Inc.
10.88%                                     08/01/13        30,000        34,350
International Steel Group, Inc.
 6.50%                                     04/15/14         5,000         4,975
Lyondell Chemical Co.
 9.63%                                     05/01/07         4,000         4,130
MacDermid, Inc.
 9.13%                                     07/15/11        10,000        10,550
Westlake Chemical Corp.
 6.63%                                     01/15/16        12,000        11,865
Weyerhaeuser Co.
 6.75%                                     03/15/12       175,000       182,178

                                                                  -------------
                                                                        262,208
                                                                  -------------
Telecommunication Services - 2.1%

AT&T, Inc.
 5.10%                                     09/15/14        80,000        75,931
 6.15%                                     09/15/34        10,000         9,496
 6.45%                                     06/15/34        20,000        19,686
BellSouth Capital Funding
 7.88%                                     02/15/30       160,000       182,174
BellSouth Corp.
 4.75%                                     11/15/12        10,000         9,471
Cincinnati Bell, Inc.
 7.00%                                     02/15/15        23,000        22,770
 7.25%                                     07/15/13        35,000        35,963
Citizens Communications, Co.
 9.25%                                     05/15/11        10,000        10,975
Clear Channel Communications, Inc.
 4.25%                                     05/15/09        50,000        47,609
 4.90%                                     05/15/15        10,000         8,748
 5.50%                                     09/15/14       110,000       101,640
Comcast Cable Communications
  Holdings, Inc.
 8.38%                                     03/15/13       120,000       134,958
Comcast Corp.
 6.45%                                     03/15/37        95,000        91,409
 6.50%                                  01/15-11/35       350,000       356,158
 7.05%                                     03/15/33        25,000        25,728
COX Communications, Inc.
 7.75%                                     11/01/10        15,000        16,041

                     See Notes to Statements of Investments.
                                        9

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED) - (Continued)
                                                                  March 31, 2006

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
Telecommunication Services
  (continued)
CSC Holdings, Inc.
 7.63%                                     04/01/11 $      20,000 $      20,100
 7.88%                                     02/15/18        16,000        16,020
DirecTV Holdings LLC
 6.38%                                     06/15/15        50,000        49,375
Echostar DBS Corp.
 7.13%*                                    02/01/16        55,000        54,106
Historic TW, Inc.
 6.63%                                     05/15/29       165,000       162,171
Lamar Media Corp.
 7.25%                                     01/01/13        25,000        25,625
Liberty Media Corp.
 6.41%(a)                                  09/17/06       123,000       123,503
New Cingular Wireless Services, Inc.
 8.13%                                     05/01/12        85,000        95,441
News America, Inc.
 6.20%                                     12/15/34       155,000       145,160
 6.40%*                                    12/15/35        25,000        23,903
Nextel Communications, Inc.
 5.95%                                     03/15/14        15,000        14,850
 7.38%                                     08/01/15        20,000        20,975
Qwest Communications International,
  Inc.
 8.25%(a)                                  02/15/09        40,000        40,900
Qwest Corp.
 5.63%                                     11/15/08        30,000        29,775
 7.88%                                     09/01/11        35,000        37,363
 8.16%(a)                                  06/15/13        35,000        38,500
Sprint Capital Corp.
 4.78%(STEP)                               08/17/06       160,000       159,670
 6.00%                                     01/15/07        70,000        70,332
 8.38%                                     03/15/12        40,000        45,196
 8.75%                                     03/15/32        50,000        62,513
Tele-Communications-TCI Group
 7.88%                                     08/01/13       295,000       323,812
Verizon New Jersey, Inc.
 5.88%                                     01/17/12        15,000        14,870

                                                                  -------------
                                                                      2,722,917
                                                                  -------------
Utilities - 1.3%

AES Corp. (The)
 7.75%                                     03/01/14        16,000        16,800
 8.88%                                     02/15/11        19,000        20,472
 9.38%                                     09/15/10        97,000       105,730
 9.50%                                     06/01/09        68,000        73,270
Cleveland Electric Illuminating Co.
  (The)
 5.65%                                     12/15/13        40,000        39,648
Colorado Interstate Gas Co.
 6.80%*                                    11/15/15        10,000        10,174

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
Utilities (continued)
Dominion Resources, Inc.
 4.12%                                     02/15/08 $      30,000 $      29,254
 4.75%                                     12/15/10        30,000        28,819
 5.13%                                     12/15/09        80,000        78,885
 5.70%                                     09/17/12        90,000        89,175
FirstEnergy Corp.
 5.50%                                     11/15/06        40,000        40,010
 6.45%                                     11/15/11        50,000        51,737
 7.38%                                     11/15/31       235,000       261,032
Florida Power & Light Co.
 4.95%                                     06/01/35        55,000        47,344
Midwest Generation LLC
 8.56%                                     01/02/16        97,898       105,529
 8.75%                                     05/01/34        15,000        16,238
Mirant North America LLC
 7.38%*                                    12/31/13        10,000        10,200
NorthWestern Corp.
 5.88%                                     11/01/14        10,000         9,850
NRG Energy, Inc.
 7.25%                                     02/01/14        35,000        35,569
 7.38%                                     02/01/16        20,000        20,425
Orion Power Holdings, Inc.
12.00%                                     05/01/10        15,000        16,912
Pacific Gas & Electric Co.
 6.05%                                     03/01/34       120,000       117,430
Progress Energy, Inc.
 7.75%                                     03/01/31        70,000        81,373
Reliant Energy, Inc.
 6.75%                                     12/15/14        20,000        17,650
TXU Corp.
 4.80%                                     11/15/09        25,000        24,018
 6.38%                                     06/15/06        10,000        10,018
 6.55%                                     11/15/34       160,000       144,391
TXU Electric Delivery Co.
 6.38%                                     01/15/15        50,000        51,596
TXU Energy Co. LLC
 7.00%                                     03/15/13        50,000        52,078

                                                                  -------------
                                                                      1,605,627
                                                                  -------------
Total Corporate Bonds (Cost
$23,971,528)                                                         23,780,014
                                                                  -------------
FOREIGN BONDS - 6.6%

Australia - 0.2%

Queensland Treasury Corp.
 6.00%(b)(c)                               06/14/11       410,000       300,016
                                                                  -------------
Bermuda - 0.0%#

Intelsat Subsidiary Holding Co., Ltd.
 9.61%(a)                                  01/15/12        15,000        15,244
Intelsat, Ltd.
 6.50%(d)                                  11/01/13        30,000        22,425

                                                                  -------------
                                                                         37,669
                                                                  -------------

                     See Notes to Statements of Investments.
                                       10

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED) - (Continued)
                                                                  March 31, 2006

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
Brazil - 0.3%

Brazilian Government International
  Bond
 8.88%(d)                                  04/15/24 $      39,000 $      45,084
10.13%(d)                                  05/15/27         6,000         7,779
11.00%(d)                                  08/17/40       175,000       224,525
12.25%(d)                                  03/06/30        24,000        36,540

                                                                  -------------
                                                                        313,928
                                                                  -------------
Bulgaria - 0.2%

Bulgaria Government International
  Bond
 8.25%(d)                                  01/15/15       224,000       262,192
                                                                  -------------
Canada - 1.1%

Anadarko Finance Co.
 6.75%(d)                                  05/01/11       200,000       210,736
Canadian Government Bond
 4.00%(b)(c)                               12/01/31       130,000       198,918
ChevronTexaco Capital Co.
 3.50%(d)                                  09/17/07       200,000       195,400
Conoco Funding Co.
 6.35%(d)                                  10/15/11        70,000        72,986
 7.25%(d)                                  10/15/31        35,000        40,934
EnCana Corp.
 6.30%(d)                                  11/01/11        90,000        93,276
Hydro Quebec
 6.30%(d)                                  05/11/11        60,000        62,549
Ispat Inland ULC
 9.75%(d)                                  04/01/14        78,000        88,238
Petro-Canada
 5.95%(d)                                  05/15/35        25,000        23,831
Province of Manitoba Canada
 6.38%(b)                                  09/01/15       165,000       101,482
Province of Ontario
 6.25%(b)                                  06/16/15       210,000       128,548
Province of Quebec Canada
 6.75%(b)                                  11/09/15        70,000        43,818
Rogers Cable, Inc.
 6.75%(d)                                  03/15/15        10,000        10,200
Rogers Wireless, Inc.
 6.38%(d)                                  03/01/14        20,000        19,950
 7.50%(d)                                  03/15/15        30,000        32,175
Shaw Communications, Inc.
 7.20%(d)                                  12/15/11        24,000        24,780
Sun Media Corp.
 7.63%(d)                                  02/15/13        10,000        10,300
Teck Cominco, Ltd.
 6.13%                                     10/01/35        50,000        47,042
Western Oil Sands, Inc.
 8.38%(d)                                  05/01/12        37,000        41,070

                                                                  -------------
                                                                      1,446,233
                                                                  -------------
Cayman Islands - 0.3%

Systems 2001 AT LLC
 6.66%*(d)                                 09/15/13       421,052       438,829
                                                                  -------------

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
Colombia - 0.1%

Columbia Government International
  Bond
 8.13%(d)                                  05/21/24 $      40,000 $      44,800
11.75%(d)                                  02/25/20        90,000       128,250

                                                                  -------------
                                                                        173,050
                                                                  -------------
France - 0.0%#

Compagnie Generale de Geophysique
  SA
 7.50%*                                    05/15/15        10,000        10,300
France Telecom SA
 8.50%(d)                                  03/01/31        10,000        12,491

                                                                  -------------
                                                                         22,791
                                                                  -------------
Germany - 0.6%

German Treasury Bill
 2.34%                                     04/12/06       425,000       512,670
L-Bank Landeskreditbank
  Baden-Wuerttemberg Foerderbank
 4.25%(d)                                  09/15/10       250,000       241,099

                                                                  -------------
                                                                        753,769
                                                                  -------------
Ireland - 0.2%

Depfa ACS Bank
 3.63%(d)                                  10/29/08       150,000       144,628
Eircom Funding
 8.25%(d)                                  08/15/13        50,000        53,812

                                                                  -------------
                                                                        198,440
                                                                  -------------
Israel - 0.3%

Israel Government AID Bond
 5.50%(d)                               04/24-09/33       400,000       409,091
                                                                  -------------
Luxembourg - 0.9%

Telecom Italia Capital SA
 4.95%(d)                                  09/30/14        40,000        36,808
 5.25%(d)                               11/13-10/15        45,000        42,467
 6.00%(d)                                  09/30/34        95,000        85,464
Tyco International Group SA
 6.00%(d)                                  11/15/13       310,000       311,408
 6.13%(d)                                  11/01/08        40,000        40,542
 6.38%(d)                                  10/15/11        50,000        51,329
 6.75%(d)                                  02/15/11        10,000        10,401
 6.88%(d)                                  01/15/29       110,000       114,853
 7.00%(d)                                  06/15/28       418,000       439,792

                                                                  -------------
                                                                      1,133,064
                                                                  -------------
Marshall Islands - 0.0%#

OMI Corp.
 7.63%(d)                                  12/01/13        15,000        15,338
Teekay Shipping Corp.
 8.88%                                     07/15/11        19,000        20,900

                                                                  -------------
                                                                         36,238
                                                                  -------------

                     See Notes to Statements of Investments.
                                       11

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED) - (Continued)
                                                                  March 31, 2006

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
Mexico - 0.8%

Mexican Bonos
 8.00%(b)                                  12/19/13 $     400,000 $      35,553
 9.00%(b)                               12/11-12/12       295,000        27,907
 9.50%(b)                                  12/18/14       125,000        12,209
Mexico Government International Bond
 7.50%(d)                                  04/08/33       250,000       278,750
 8.00%(d)                                  09/24/22        25,000        29,225
 8.30%(d)                                  08/15/31        60,000        72,510
11.50%(d)                                  05/15/26       360,000       558,900

                                                                  -------------
                                                                      1,015,054
                                                                  -------------
Netherlands - 0.1%

Deutsche Telekom International
  Finance BV
 5.75%(d)                                  03/23/16        75,000        73,267
 8.25%(d)                                  06/15/30        40,000        47,849
Royal KPN NV
 8.00%                                     10/01/10        30,000        32,201

                                                                  -------------
                                                                        153,317
                                                                  -------------
Norway - 0.2%

Eksportfinans AS
 3.38%(d)                                  01/15/08       240,000       232,826
                                                                  -------------
Panama - 0.1%

Panama Government International
  Bond
 7.13%(d)                                  01/29/26       100,000       102,000
                                                                  -------------
Peru - 0.2%

Peru Government International Bond
 5.00%(a)(d)                               03/07/17       113,160       107,502
 8.75%(d)                                  11/21/33        95,000       105,925

                                                                  -------------
                                                                        213,427
                                                                  -------------
Russia - 0.6%

Russia Government International Bond
  (STEP)
 5.00%(a)(d)                               03/31/30       655,000       718,666
                                                                  -------------
Sweden - 0.1%

Svensk Exportkredit AB
 2.88%(d)                                  01/26/07       100,000        98,424
                                                                  -------------
United Kingdom - 0.3%

British Telecommunications PLC
 8.38%(d)                                  12/15/10       140,000       156,155
Vodafone Group PLC
 5.00%(d)                                  09/15/15        15,000        13,989
 5.75%(d)                                  03/15/16       100,000        98,056
 7.75%(d)                                  02/15/10        80,000        85,730

                                                                  -------------
                                                                        353,930
                                                                  -------------
Total Foreign Bonds (Cost $7,980,607)                                 8,412,954
                                                                  -------------
U.S. GOVERNMENT & AGENCY
 OBLIGATIONS - 32.7%

Federal Home Loan Bank - 0.1%

 5.93%                                     04/09/08       100,000       101,621
                                                                  -------------

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
Federal Home Loan Mortgage Corp. - 6.7%

 4.00%                                     03/01/10 $     114,605 $     110,291
 4.50%                                  05/18-01/20       484,436       463,361
 4.72%(a)                                  06/15/18       186,234       186,561
 5.00%                                  12/17-04/36     6,315,562     6,072,058
 5.50%                                  06/15-10/33     1,450,351     1,447,717
 5.63%                                     11/23/35       250,000       240,007

                                                                  -------------
                                                                      8,519,995
                                                                  -------------
Federal National Mortgage
 Assoc. - 21.5%

 2.35%                                     04/05/07       595,000       578,932
 2.71%                                     01/30/07       975,000       956,061
 3.12%                                     03/16/09       225,000       212,578
 4.50%                                  07/35-10/35       594,276       548,264
 5.00%                                  09/20-05/36    10,949,193    10,427,767
 5.50%                                  01/17-05/36    13,472,475    12,324,673
 6.00%                                  06/18-05/36     1,130,671     1,130,382
 6.50%                                  07/29-08/34       512,763       524,792
 7.00%                                  08/19-10/32       278,985       287,682
 7.50%                                  10/22-04/30       188,193       196,664
 8.00%                                  08/14-10/14        17,727        18,861
 8.50%                                  09/14-03/30        69,055        74,218
 8.75%                                     02/01/10        15,552        15,692

                                                                  -------------
                                                                     27,296,566
                                                                  -------------
Government National Mortgage
 Assoc. - 4.4%

 3.75%(a)                                  05/20/34       355,483       346,207
 5.50%                                  04/33-04/36     2,529,433     2,504,537
 6.00%                                  02/14-04/36     2,245,229     2,272,060
 6.50%                                  12/12-01/34       273,805       282,294
 7.00%                                     08/15/28         3,696         3,854
 7.50%                                  10/29-06/30        78,417        82,296
 8.00%                                     05/20/22        10,424        11,088
 8.25%                                     05/15/06             9             9
 9.50%                                     08/15/17           523           573
11.50%                                     03/15/10           946         1,025
12.00%                                  03/14-07/15         4,194         4,647

                                                                  -------------
                                                                      5,508,590
                                                                  -------------
Total U.S. Government & Agency
Obligations (Cost $41,839,414)                                       41,426,772
                                                                  -------------

                     See Notes to Statements of Investments.
                                       12

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED) - (Continued)
                                                                  March 31, 2006

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
U.S. TREASURY OBLIGATIONS - 21.5%

United States Treasury Notes & Bonds
  0.88%(c)                                 04/15/10 $     190,000 $     188,332
  1.88%(c)                                 07/15/15       380,000       372,485
  2.00%(c)                              07/14-01/26       300,000       301,390
  3.38%(c)                              01/07-01/12       520,000       646,312
  3.50%(c)                                 01/15/11       800,000       963,270
  3.62%(c)                                 04/15/28       310,000       467,078
  3.88%(c)                              01/09-04/29     2,020,000     2,241,787
  4.12%                                    08/15/10       250,000       243,115
  4.25%                                 11/07-08/15     3,570,000     3,456,344
  4.38%                                 12/07-12/10     4,215,000     4,145,006
  4.50%                                 11/10-02/36     7,021,000     6,823,898
  5.25%                                    02/15/29       230,000       236,163
  5.38%                                    02/15/31        25,000        26,316
  5.65%(e)                              11/21-11/27     2,290,000       876,231
  6.12%                                 11/27-08/29       635,000       724,437
  6.25%                                    08/15/23     1,765,000     2,001,759
  6.75%                                    08/15/26       425,000       514,748
  8.00%                                    11/15/21       290,000       380,942
  8.50%                                    02/15/20       490,000       657,136
  8.75%                                    08/15/20     1,480,000     2,032,804

                                                                  -------------
Total U.S. Treasury Obligations (Cost
$27,473,590)                                                         27,299,553
                                                                  -------------
REPURCHASE AGREEMENT - 7.9%

Agreement with Goldman Sachs Group,
  Inc., 4.77% dated 03/31/2006 to be
  repurchased at $10,104,015,
  collateralized by $10,100,000 Fannie
  Mae, 3.10%, due 07/28/2008 (market
  value $10,324,402)
(Cost $10,100,000)                         04/03/06    10,100,000    10,100,000
                                                                  -------------

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
MONEY MARKET FUND - 1.8%

TCW Galileo Money Market Fund
  4.41%
(Cost $2,254,479)                          04/03/06 $   2,254,479 $   2,254,479
                                                                  -------------

  Shares
---------
PREFERRED STOCK - 0.2%
   460    Fresenius Medical Capital Trust II
          7.88% .....................................................    47,265
10,350    General Motors Series B 5.25% .............................   168,084

                                                                       --------
Total Preferred Stock (Cost $240,941)                                   215,349
                                                                       --------
Total Investments - 116.6%
(Cost $148,851,006)                                                 147,924,052
Other Assets &                                                      (21,098,661)
                                                                  -------------
Liabilities, Net - (16.6)%
NET ASSETS - 100.0%                                               $ 126,825,391
                                                                  =============

-------------------

    (a) Variable rate security. The interest rate represents the rate at March 31, 2006.
    (b) Investment in non-U.S. Dollars. Par amount reflects principal in local currency.
    (c) Inflation protection security. Principal amount periodically adjusted for inflation.
    (d) Foreign security denominated in U.S. Dollars.
    (e) Zero coupon bond. The interest rate represents the yield at time of purchase.
    * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers. At March 31, 2006, these securities amounted to $1,922,249 or 1.53% of net assets.
    #   Amount represents less than 0.1% of net assets.
(STEP) Step coupon bond.

                     See Notes to Statements of Investments.
                                       13

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
                                                                  March 31, 2006

    Shares                                                        Value(a)
---------------                                               ---------------
COMMON STOCK - 96.4%
Australia - 2.8%
     30,782    Amcor, Ltd. .................................. $       163,032
     14,090    Insurance Australia Group, Ltd. ..............          55,097
      7,332    National Australia Bank, Ltd. ................         197,411
      8,000    Orica, Ltd. ..................................         132,760
     12,327    Publishing & Broadcasting, Ltd. ..............         152,627
      4,750    Rio Tinto, Ltd. ..............................         267,980
      6,950    TABCORP Holdings, Ltd. .......................          76,918
     15,000    Westfield Group ..............................         183,444
      1,548    Woodside Petroleum, Ltd. .....................          50,341

                                                              ---------------
                                                                    1,279,610
                                                              ---------------
Belgium - 1.0%
      5,870    Fortis# ......................................         208,923
      6,500    Fortis# ......................................         231,694

                                                              ---------------
                                                                      440,617
                                                              ---------------
Brazil - 0.4%
      1,590    Petroleo Brasileiro SA ADR ...................         137,805
        970    Telecomunicacoes Brasileiras SA
               ADR ..........................................          33,048

                                                              ---------------
                                                                      170,853
                                                              ---------------
Denmark - 0.6%
      7,200    Danske Bank A/S ..............................         266,919
                                                              ---------------
Finland - 0.8%
     16,900    M-real Oyj, Class B ..........................         111,838
      5,209    Nokia Oyj ....................................         107,688
      5,472    UPM-Kymmene Oyj ..............................         129,011

                                                              ---------------
                                                                      348,537
                                                              ---------------
France - 12.1%
     14,700    Alcatel SA+ ..................................         226,008
      2,500    Alstom RGPT+ .................................         208,608
      8,500    AXA SA .......................................         297,307
      2,480    BNP Paribas ..................................         229,517
        248    BNP Paribas+ .................................          22,255
      5,200    Bouygues .....................................         275,444
      4,826    Cap Gemini SA+ ...............................         262,271
     10,564    Carrefour SA .................................         560,207
      5,090    Credit Agricole SA ...........................         197,271
     15,019    France Telecom SA ............................         337,186
      2,931    Lafarge SA ...................................         331,908
        900    Peugeot SA ...................................          56,479
      6,700    Sanofi-Aventis ...............................         635,351
      6,000    Suez SA ......................................         235,801
      2,065    Technip SA ...................................         140,034
      6,320    Thomson ......................................         124,622
      3,413    Total SA .....................................         899,785
      5,137    Valeo SA .....................................         214,295
      6,287    Vivendi Universal SA .........................         214,888

                                                              ---------------
                                                                    5,469,237
                                                              ---------------
Germany - 8.0%
      2,340    Allianz AG ...................................         389,839
      2,300    Bayerische Motoren Werke AG ..................         126,548

    Shares                                                        Value(a)
---------------                                               ---------------
Germany (continued)
      1,004    Celesio AG ................................... $        94,965
      3,331    Commerzbank AG ...............................         132,485
      2,021    Deutsche Bank AG .............................         230,669
     10,360    Deutsche Lufthansa AG ........................         185,042
     12,200    Deutsche Post AG .............................         306,103
     10,640    Deutsche Telekom AG ..........................         179,118
      4,330    E.ON AG ......................................         475,665
      1,700    Fresenius Medical Care AG & Co.+ .............         202,854
      5,080    Hannover Rueckversicherung AG ................         188,244
     18,910    Infineon Technologies AG+ ....................         194,707
      1,900    Medion AG ....................................          24,643
      7,510    Metro AG .....................................         385,083
        890    SAP AG .......................................         192,958
      1,780    Siemens AG ...................................         166,003
      1,610    Volkswagen AG ................................         121,390

                                                              ---------------
                                                                    3,596,316
                                                              ---------------
Greece - 0.7%
      5,699    Alpha Bank AE ................................         210,632
      5,330    Public Power Corp. ...........................         125,335

                                                              ---------------
                                                                      335,967
                                                              ---------------
Hong Kong - 3.0%
     53,415    Bank of East Asia, Ltd. ......................         192,977
     20,000    Cheung Kong Holdings, Ltd. ...................         211,696
     31,500    China Mobile Hong Kong, Ltd. .................         165,648
      1,810    China Petroleum & Chemical Corp.
               ADR ..........................................         105,632
     28,200    Citic Pacific, Ltd. ..........................          84,608
    302,000    Guangdong Investment, Ltd. ...................         134,988
     21,500    Sun Hung Kai Properties, Ltd. ................         218,061
     25,000    Television Broadcasts, Ltd. ..................         141,566
    130,000    Yanzhou Coal Mining Co., Ltd., Class
               H ............................................         112,957

                                                              ---------------
                                                                    1,368,133
                                                              ---------------
Hungary - 0.1%
        940    OTP Bank Rt GDR ..............................          65,142
                                                              ---------------
Ireland - 0.7%
     16,950    Bank of Ireland ..............................         313,670
        700    Kerry Group PLC, Class A .....................          16,831

                                                              ---------------
                                                                      330,501
                                                              ---------------
Italy - 3.5%
      1,830    Benetton Group SpA ...........................          27,270
     23,423    ENI SpA ......................................         666,974
      9,000    Mediaset SpA .................................         105,977
     92,850    UniCredito Italiano SpA ......................         669,658
     33,620    Unipol SpA ...................................         108,952

                                                              ---------------
                                                                    1,578,831
                                                              ---------------
Japan - 25.0%
     20,000    77 Bank, Ltd. (The) ..........................         154,023
     28,400    Aeon Co., Ltd. ...............................         688,901
      3,323    Aiful Corp. ..................................         219,529
      9,100    Ajinomoto Co., Inc. ..........................          97,097

                     See Notes to Statements of Investments.
                                       14

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (UNAUDITED) - (Continued)
                                                                  March 31, 2006

    Shares                                                        Value(a)
---------------                                               ---------------
Japan (continued)
      2,800    Astellas Pharma, Inc. ........................ $       106,094
      4,200    Canon, Inc. ..................................         277,177
      3,000    Daiwa House Industry Co., Ltd. ...............          51,997
         51    Dentsu, Inc. .................................         184,814
      7,300    Fuji Heavy Industries, Ltd. ..................          42,956
      9,200    Fuji Photo Film Co., Ltd. ....................         306,309
      1,700    Funai Electric Co., Ltd. .....................         167,656
     12,300    Hino Motors, Ltd. ............................          77,284
      7,200    JS Group Corp. ...............................         154,898
     17,000    Kaneka Corp. .................................         203,625
     14,000    Kao Corp. ....................................         368,354
         48    KDDI Corp. ...................................         256,369
        660    Keyence Corp. ................................         171,352
     12,900    Kuraray Co., Ltd. ............................         151,430
      2,800    Mabuchi Motor Co., Ltd. ......................         144,392
      4,000    Matsumotokiyoshi Co., Ltd. ...................         114,415
         19    Millea Holdings, Inc. ........................         374,858
      9,000    Minebea Co., Ltd. ............................          62,071
         10    Mitsubishi UFJ Financial Group, Inc. .........         152,077
     16,000    Mitsui Sumitomo Insurance Co., Ltd. ..........         217,382
      3,300    Murata Manufacturing Co., Ltd. ...............         223,214
     14,000    Nikko Cordial Corp. ..........................         231,946
     61,200    Nippon Express Co., Ltd. .....................         348,348
     37,000    Nippon Oil Corp. .............................         289,883
         18    Nippon Paper Group, Inc. .....................          77,824
     25,400    Nissan Motor Co., Ltd. .......................         301,704
     15,400    Nomura Holdings, Inc. ........................         341,155
        135    NTT DoCoMo, Inc. .............................         198,931
      9,300    Omron Corp. ..................................         266,468
        120    ORIX Corp. ...................................          37,271
     10,800    Ricoh Co., Ltd. ..............................         210,715
      4,600    Rinnai Corp. .................................         137,930
      2,800    Rohm Co., Ltd. ...............................         295,330
      5,000    Secom Co., Ltd. ..............................         255,042
     26,300    Sekisui Chemical Co., Ltd. ...................         222,541
     37,000    Sekisui House, Ltd. ..........................         551,838
        256    SFCG Co., Ltd. ...............................          57,975
     13,000    Sharp Corp. ..................................         230,067
        900    Shin-Etsu Chemical Co., Ltd. .................          48,810
     81,000    Shinsei Bank, Ltd. ...........................         566,906
      8,200    Skylark Co., Ltd. ............................         146,910
      2,900    Sohgo Security Services Co., Ltd. ............          46,504
         29    Sumitomo Mitsui Financial Group, Inc..........         320,110
     51,000    Sumitomo Trust & Banking Co., Ltd.
               (The) ........................................         590,032
      3,640    Takefuji Corp. ...............................         229,108
      2,350    TDK Corp. ....................................         176,402
      4,700    Toyoda Gosei Co., Ltd. .......................         103,072

                                                              ---------------
                                                                   11,251,096
                                                              ---------------
Mexico - 0.5%
      4,100    Coca-Cola Femsa, SA de CV ADR ................         136,120

    Shares                                                        Value(a)
---------------                                               ---------------
Mexico (continued)
      4,690    Telefonos de Mexico SA de CV, Class L
               ADR .......................................... $       105,431

                                                              ---------------
                                                                      241,551
                                                              ---------------
Netherlands - 4.7%
      6,076    ABN AMRO Holding NV ..........................         181,560
      9,950    Aegon NV .....................................         183,546
      2,723    Akzo Nobel NV ................................         144,211
     12,800    ASML Holding NV+ ......................... ..          260,525
      6,850    Heineken NV ..................................         259,499
     10,400    ING Groep NV .................................         409,589
      7,660    Koninklijke Philips Electronics NV. ..........         257,836
      2,040    VNU NV .......................................          66,114
     13,888    Wolters Kluwer NV. ...........................         345,596

                                                              ---------------
                                                                    2,108,476
                                                              ---------------
Norway - 0.8%
        270    Orkla ASA+ ...................................          13,358
     11,500    Statoil ASA ..................................         329,266

                                                              ---------------
                                                                      342,624
                                                              ---------------
Portugal - 0.2%
     19,760    Energias de Portugal SA ......................          77,569
                                                              ---------------
Russia - 0.8%
      2,700    LUKOIL ADR ...................................         224,640
      4,400    Mobile TeleSystems OJSC ADR ..................         145,640

                                                              ---------------
                                                                      370,280
                                                              ---------------
Singapore - 1.5%
     33,600    DBS Group Holdings, Ltd. .....................         338,678
     33,600    United Overseas Bank, Ltd. ...................         324,022

                                                              ---------------
                                                                      662,700
                                                              ---------------
South Africa - 0.3%
      5,907    Nedbank Group, Ltd. ..........................         122,919
                                                              ---------------
South Korea - 1.0%
      4,380    Korea Electric Power Corp. ADR ...............          94,608
      5,300    KT Corp. ADR .................................         112,890
        298    Samsung Electronics Co., Ltd. GDR ............          96,609
      5,690    SK Telecom Co., Ltd. ADR .....................         134,227

                                                              ---------------
                                                                      438,334
                                                              ---------------
Spain - 2.0%
     11,800    Banco Bilbao Vizcaya Argentaria SA............         245,856
      3,150    Banco Popular Espanol SA .....................          46,354
      3,900    Banco Santander Central Hispano SA ...........          56,877
      5,780    Gamesa Corp. Tecnologica SA ..................         110,843
      1,290    Iberdrola SA .................................          41,525
      7,784    Indra Sistemas SA ............................         158,092
      8,662    Repsol YPF SA ................................         246,005

                                                              ---------------
                                                                      905,552
                                                              ---------------
Sweden - 0.6%
      8,300    Securitas AB, Class B ........................         159,884

                     See Notes to Statements of Investments.
                                       15

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (UNAUDITED) - (Continued)
                                                                  March 31, 2006

    Shares                                                        Value(a)
---------------                                               ---------------
Sweden (continued)
      2,470    Svenska Cellulosa AB, Class B+ ............... $      108,405

                                                              ---------------
                                                                      268,289
                                                              ---------------
Switzerland - 6.3%
      4,128    Ciba Specialty Chemicals AG ..................         246,262
      6,390    Clariant AG+ .................................          98,660
        825    Nestle SA ....................................         244,292
     14,080    Novartis AG ..................................         781,244
      3,078    Roche Holding AG .............................         457,432
      3,310    Swiss Reinsurance ............................         230,672
      4,950    UBS AG .......................................         543,998
      1,000    Zurich Financial Services AG+ ................         234,105

                                                              ---------------
                                                                    2,836,665
                                                              ---------------
Taiwan - 0.3%
     41,586    United Microelectronics Corp. ADR ............         141,808
                                                              ---------------
Thailand - 0.7%
     76,000    Advanced Info Service PCL ....................         178,791
     51,600    Bangkok Bank PCL .............................         144,538

                                                              ---------------
                                                                      323,329
                                                              ---------------
United Kingdom - 18.0%
      7,118    Anglo American PLC ...........................         275,718
      4,355    AstraZeneca PLC ..............................         218,799
     15,800    Aviva PLC ....................................         218,972
     25,000    BAE Systems PLC ..............................         182,262
     39,706    Barclays PLC .................................         463,700
     10,732    Boots Group PLC ..............................         133,789
     29,382    BP PLC .......................................         337,936
     28,813    BT Group PLC .................................         111,074
     47,420    Centrica PLC .................................         231,210
     13,820    Diageo PLC ...................................         217,433
     11,000    Emap PLC .....................................         167,839
     38,880    EMI Group PLC ................................         170,376
     15,245    GKN PLC ......................................          87,833
     39,923    GlaxoSmithKline PLC ..........................       1,043,713
     33,809    HSBC Holdings PLC ............................         565,870
     90,000    Legal & General Group PLC ....................         221,192
     12,980    Reed Elsevier PLC ............................         124,256
     20,187    Rolls-Royce Group PLC+ .......................         160,358
  1,086,061    Rolls-Royce Group PLC, Class B ...............           1,925
     12,076    Royal Bank of Scotland Group PLC .............         392,653

    Shares                                                        Value(a)
---------------                                               ---------------
United Kingdom (continued)
     15,340    Royal Dutch Shell PLC, Class A# .............. $       479,407
      9,323    Royal Dutch Shell PLC, Class A# ..............         291,885
     20,602    Sainsbury (J) PLC ............................         118,703
     29,800    Scottish & Newcastle PLC .....................         268,617
      6,600    Smiths Group PLC .............................         112,518
     11,000    Standard Chartered PLC .......................         273,216
      1,470    Travis Perkins PLC ...........................          42,570
     11,850    Trinity Mirror PLC ...........................         117,051
     23,146    Unilever PLC .................................         236,326
    399,612    Vodafone Group PLC ...........................         833,686

                                                              ---------------
                                                                    8,100,887
                                                              ---------------
Total Common Stock - 96.4%
(Cost $35,881,094)           43,442,742
Other Assets &                1,617,406
                           ------------
Liabilities, Net - 3.6%
NET ASSETS - 100.0%        $ 45,060,148
                           ============

-------------------
    ADR - American Depository Receipt.
    GDR - Global Depository Receipt.
    +   Non-income producing security.
    (a) Fair valued securities - See Note 1.
    # Securities incorporated in the same country but traded on different exchanges.

   Securities presented by industry:
   (as a percentage of market value)
Consumer Discretionary           12.0%
Consumer Staples                  8.9
Energy                            9.9
Financials                       31.1
Health Care                       8.1
Industrials                       6.1
Information Technology            7.8
Materials                         5.7
Telecommunication Services        7.1
Utilities                         3.3
                                -----
                                100.0%
                                =====

                     See Notes to Statements of Investments.
                                       16

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
SHORT-TERM INVESTMENT FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
                                                                  March 31, 2006

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
COMMERCIAL PAPER - 15.3%

Financials - 15.3%

Dexia Delaware LLC
    4.74%                                  04/26/06 $     100,000 $      99,671
Nordea NA, Inc.
    4.78%                                  05/25/06       100,000        99,297
Rabobank USA Finance Corp.
    4.70%                                  04/13/06       129,000       128,798
Svenska Handelsbank, Inc.
    4.70%                                  04/10/06       100,000        99,882
UBS Finance Delaware LLC
    4.72%                                  04/10/06       140,000       139,835

                                                                  -------------
Total Commercial Paper (Cost $567,469)                                  567,483
                                                                  -------------
CORPORATE BONDS - 8.9%

Financials - 6.2%

Bear Stearns Cos., Inc. (The)
    5.18%                                  06/19/06       100,000       100,058
JPMorgan Chase & Co.
    4.55%                                  04/17/06       132,000       131,727
Information Technology - 2.7%

International Business Machines Corp.
    2.38%                                  11/01/06       100,000        98,457

                                                                  -------------
Total Corporate Bonds (Cost $330,435)                                   330,242
                                                                  -------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS - 13.9%

Federal Farm Credit Bank Discount
  Notes - 3.0%

    4.35%                                  05/12/06        27,000        26,866
    4.75%                                  06/15/06        85,000        84,182

                                                                  -------------
                                                                        111,048
                                                                  -------------
Federal Home Loan Bank Discount
  Notes - 2.7%

    4.70%                                  06/07/06       100,000        99,142
                                                                  -------------

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
Federal Home Loan Mortgage Corp.
  Discount Notes - 2.7%

    4.50%                                  04/10/06 $      44,000 $      43,951
    4.58%                                  05/16/06        57,000        56,674

                                                                  -------------
                                                                        100,625
                                                                  -------------
Federal National Mortgage Assoc.
  Discount Notes - 5.5%

    4.44%                                  05/15/06       125,000       124,321
    4.46%                                  05/15/06        20,000        19,891
    4.73%                                  06/28/06        61,000        60,308

                                                                  -------------
                                                                        204,520
                                                                  -------------
Total U.S. Government & Agency
Obligations (Cost $515,282)
                                                                        515,335
                                                                  -------------
U.S. TREASURY OBLIGATIONS - 3.5%

U.S. Treasury Note
    2.50%
(Cost $129,130)                            09/30/06       130,000       128,522
                                                                  -------------
REPURCHASE AGREEMENT - 18.9%

Agreement with Lehman Brothers
  Holdings, Inc., 4.75% dated
  03/31/2006 to be repurchased at
  $700,277, collateralized by $735,000
  Federal Home Loan Bank, 4.35%, due
  10/29/2007 (market value $715,768)
(Cost $700,000)                            04/03/06       700,000       700,000
                                                                  -------------
Total Investments - 60.5%
(Cost $2,242,316)                                                     2,241,582
Other Assets &                                                        1,466,076
                                                                    -----------
Liabilities, Net - 39.5%
NET ASSETS - 100.0%                                                 $ 3,707,658
                                                                    ===========

                     See Notes to Statements of Investments.
                                       17

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
                                                                  March 31, 2006

    Shares                                                         Value
---------------                                               ---------------
COMMON STOCK - 96.6%
Consumer Discretionary - 18.8%
      8,700    Audible, Inc.+ ............................... $        91,437
      1,300    Blue Nile, Inc.+ .............................          45,747
      8,600    Childrens Place Retail Stores, Inc.
               (The)+ .......................................         497,940
     56,500    CKX, Inc.+ ...................................         738,455
     11,550    Coldwater Creek, Inc.+ .......................         321,090
     16,700    CROCS, Inc.+ .................................         420,005
     12,917    Dick's Sporting Goods, Inc.+ .................         512,417
      1,000    Gaiam, Inc.+ .................................          16,110
      2,900    Golf Galaxy, Inc.+ ...........................          63,365
      3,300    GSI Commerce, Inc.+ ..........................          56,100
      8,550    HOT Topic, Inc.+ .............................         123,975
     13,375    Jos. A. Bank Clothiers, Inc.+ ................         641,331
     18,300    Laureate Education, Inc.+ ....................         976,854
      1,000    Maidenform Brands, Inc.+ .....................          11,010
      6,600    Marvel Entertainment, Inc.+ ..................         132,792
      4,900    McCormick & Schmick's Seafood
               Restaurants, Inc.+ ...........................         124,803
      1,700    Meritage Homes Corp.+ ........................          93,432
      5,000    Morgans Hotel Group Co.+ .....................          88,300
      4,300    NetFlix, Inc.+ ...............................         124,657
     14,000    Orient-Express Hotels, Ltd., Class A .........         549,220
     31,800    Outdoor Channel Holdings, Inc.+ ..............         324,042
     19,870    Playboy Enterprises, Inc., Class B+ ..........         282,154
     17,300    Quiksilver, Inc.+ ............................         239,778
     19,300    Red Robin Gourmet Burgers, Inc.+ .............         910,960
     22,600    Ruth's Chris Steak House, Inc.+ ..............         538,106
     13,300    Scientific Games Corp., Class A+ .............         467,229
        700    Strayer Education, Inc. ......................          71,582
      2,300    Sunterra Corp.+ ..............................          32,844
     18,800    Texas Roadhouse, Inc., Class A+ ..............         321,292
      3,200    Too, Inc.+ ...................................         109,920
     22,200    Vail Resorts, Inc.+ ..........................         848,484
        900    Volcom, Inc.+ ................................          31,977
     26,900    Warnaco Group, Inc. (The)+ ...................         645,600
     27,500    World Wrestling Entertainment, Inc. ..........         464,750

                                                              ---------------
                                                                   10,917,758
                                                              ---------------
Consumer Staples - 1.0%
     10,900    Central Garden & Pet Co.+ ....................         579,226
                                                              ---------------
Energy - 6.3%
      6,700    Atwood Oceanics, Inc.+ .......................         676,767
     13,200    Comstock Resources, Inc.+ ....................         391,908
      6,200    Hercules Offshore, Inc.+ .....................         210,862
        800    Hydril+ ......................................          62,360
      3,800    KCS Energy, Inc.+ ............................          98,800
     16,900    Massey Energy Co. ............................         609,583
      1,300    Natural Gas Services Group, Inc.+ ............          23,244
      7,600    Oceaneering International, Inc.+ .............         435,480
     17,500    Superior Energy Services, Inc.+ ..............         468,825
      1,400    Tetra Technologies, Inc.+ ....................          65,856
     13,500    Trico Marine Services, Inc.+ .................         436,050
      8,600    Union Drilling, Inc.+ ........................         125,732

    Shares                                                         Value
---------------                                               ---------------
Energy (continued)
        600    World Fuel Services Corp. .................... $        24,264

                                                              ---------------
                                                                    3,629,731
                                                              ---------------
Financials - 2.2%
      4,300    Affiliated Managers Group+ ...................         458,423
        400    Bank of the Ozarks, Inc. .....................          14,600
        675    Cascade Bancorp ..............................          19,946
      2,300    Clayton Holdings, Inc.+ ......................          48,484
      4,600    Encore Capital Group, Inc.+ ..................          67,850
        846    Glacier Bancorp, Inc. ........................          26,276
      1,300    Greenhill & Co., Inc. ........................          85,943
      4,200    NorthStar Realty Finance Corp. ...............          45,990
      1,200    Placer Sierra Bancshares .....................          34,260
      6,900    Saxon Capital, Inc. ..........................          72,036
      1,200    SeaBright Insurance Holdings, Inc.+ ..........          20,904
      4,500    SVB Financial Group+ .........................         238,725
      3,000    Thomas Weisel Partners Group, Inc.+ ..........          65,700
      2,600    TradeStation Group, Inc.+ ....................          35,932
        600    UCBH Holdings, Inc. ..........................          11,352
      1,700    United PanAm Financial Corp.+ ................          52,530

                                                              ---------------
                                                                    1,298,951
                                                              ---------------
Health Care - 18.1%
     13,700    Advanced Medical Optics, Inc.+ ...............         638,968
     54,400    Align Technology, Inc.+ ......................         498,848
      3,600    Alkermes, Inc.+ ..............................          79,380
     13,400    Alliance Imaging, Inc.+ ......................          86,296
      3,500    Allion Healthcare, Inc.+ .....................          47,460
        200    Arthrocare Corp.+ ............................           9,564
      1,400    AtriCure, Inc+ ...............................          11,200
      6,500    BioScrip, Inc.+ ..............................          46,865
     30,600    Bruker BioSciences Corp.+ ....................         165,240
     14,228    Cell Genesys, Inc.+ ..........................         113,540
      3,200    Centene Corp.+ ...............................          93,344
      5,800    Cephalon, Inc.+ ..............................         349,450
      9,368    Charles River Laboratories
               International, Inc.+ .........................         459,219
      7,200    Cubist Pharmaceuticals, Inc.+ ................         165,384
      4,600    Cyberonics, Inc.+ ............................         118,542
      1,200    Cynosure, Inc., Class A+ .....................          22,200
     21,500    Digene Corp.+ ................................         840,650
     27,700    Digirad Corp.+ ...............................         118,556
      2,271    Discovery Laboratories, Inc.+ ................          16,646
      4,400    Endo Pharmaceuticals Holdings, Inc.+..........         144,364
      1,300    Five Star Quality Care, Inc.+ ................          14,157
     19,600    Hologic, Inc.+ ...............................       1,084,860
     25,200    Intralase Corp.+ .............................         584,640
      5,500    Ista Pharmaceuticals, Inc.+ ..................          34,925
     13,000    Kyphon, Inc.+ ................................         483,600
     14,700    Martek Biosciences Corp.+ ....................         482,601
     18,700    Medarex, Inc.+ ...............................         247,214
     43,900    Noven Pharmaceuticals, Inc.+ .................         790,639
     10,400    OraSure Technologies, Inc.+ ..................         107,120
     16,500    PainCare Holdings, Inc.+ .....................          31,515
      1,700    Par Pharmaceutical Cos., Inc.+ ...............          47,906

                     See Notes to Statements of Investments.
                                       18

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (UNAUDITED) - (Continued)
                                                                  March 31, 2006

    Shares                                                         Value
---------------                                               ---------------
Health Care (continued)
      9,400    Pediatrix Medical Group, Inc.+ ............... $       964,816
      3,700    PSS World Medical, Inc.+ .....................          71,373
     28,900    Symbion, Inc.+ ...............................         654,585
      1,600    Syneron Medical, Ltd.+ .......................          46,736
      4,400    Taro Pharmaceuticals Industries+ .............          61,336
      5,800    Telik, Inc.+ .................................         112,288
      5,800    Tercica, Inc.+ ...............................          38,860
      7,300    Third Wave Technologies, Inc.+ ...............          22,849
     16,000    Transgenomic, Inc.+ ..........................          12,800
      6,400    Vasogen, Inc.+ ...............................          13,504
     26,710    Wright Medical Group, Inc.+ ..................         527,523

                                                              ---------------
                                                                   10,461,563
                                                              ---------------
Industrials - 11.8%
      4,500    Active Power, Inc.+ ..........................          22,455
     10,600    Actuant Corp., Class A .......................         648,932
      9,000    Advisory Board Co. (The)+ ....................         501,930
     19,500    BE Aerospace, Inc.+ ..........................         489,840
      5,504    Bucyrus International, Inc., Class A .........         265,238
      1,200    Comfort Systems USA, Inc. ....................          16,200
     73,700    DiamondCluster International, Inc.+ ..........         788,590
     11,900    Gardner Denver, Inc.+ ........................         775,880
     22,000    Healthcare Services Group ....................         469,920
      4,100    Herman Miller, Inc. ..........................         132,881
     24,400    IHS, Inc., Class A+ ..........................         667,340
      1,400    Kenexa Corp.+ ................................          43,050
      5,200    Knoll, Inc. ..................................         110,864
      1,000    Lamson & Sessions Co. (The)+ .................          27,830
     13,000    Lennox International, Inc. ...................         388,180
      5,400    LMI Aerospace, Inc.+ .........................          97,956
        700    MTC Technologies, Inc.+ ......................          19,593
      2,900    Navigant Consulting, Inc.+ ...................          61,915
     16,100    Wabash National Corp. ........................         317,975
     29,800    Watson Wyatt Worldwide, Inc., Class
               A ............................................         970,884

                                                              ---------------
                                                                    6,817,453
                                                              ---------------
Information Technology - 35.1%
      3,600    Advent Software, Inc.+ .......................         102,312
     22,800    Aladdin Knowledge Systems+ ...................         511,860
     16,200    Altera Corp.+ ................................         334,368
      8,500    aQuantive, Inc.+ .............................         200,090
     16,715    BISYS Group, Inc. (The)+ .....................         225,318
     19,600    Blackboard, Inc.+ ............................         556,836
     14,500    Brooks Automation, Inc.+ .....................         206,480
      6,900    CACI International, Inc., Class A+ ...........         453,675
     22,320    Credence Systems Corp.+ ......................         163,829
      7,700    Cree, Inc.+ ..................................         252,637
      1,800    Cymer, Inc.+ .................................          81,792
        500    DealerTrack Holdings, Inc.+ ..................          10,655
     14,800    Digimarc Corp.+ ..............................         110,556
        700    Digital Insight Corp.+ .......................          25,480
     32,240    Digitas, Inc.+ ...............................         464,256
     13,100    Eagle Test Systems, Inc.+ ....................         201,740
      1,000    eFunds Corp.+ ................................          25,840

    Shares                                                         Value
---------------                                               ---------------
Information Technology (continued)
     18,800    EMS Technologies, Inc.+ ...................... $       338,964
      1,500    Euronet Worldwide, Inc.+ .....................          56,745
     17,400    Flir Systems, Inc.+ ..........................         494,334
     27,800    Forrester Research, Inc.+ ....................         620,496
     55,600    Foundry Networks, Inc.+ ......................       1,009,696
     29,700    Gartner, Inc.+ ...............................         414,315
      4,700    Genesis Microchip, Inc.+ .....................          80,088
      6,600    Global Payments, Inc. ........................         349,866
      3,900    Harmonic, Inc.+ ..............................          24,843
      2,100    Heartland Payment Systems, Inc.+ .............          52,017
     69,900    Homestore, Inc.+ .............................         458,544
        700    i2 Technologies, Inc.+ .......................          12,040
     23,588    Immersion Corp.+ .............................         204,744
      4,600    Infospace, Inc.+ .............................         128,570
      5,800    International DisplayWorks, Inc.+ ............          37,990
     62,500    Interwoven, Inc.+ ............................         561,875
      5,900    Jupitermedia Corp.+ ..........................         106,082
      1,500    Knot, Inc. (The)+ ............................          27,150
        400    Komag, Inc.+ .................................          19,040
     34,200    Kulicke & Soffa Industries, Inc.+ ............         326,268
     48,400    Lattice Semiconductor Corp.+ .................         322,344
      8,100    Lionbridge Technologies, Inc.+ ...............          64,071
      1,300    Liquidity Services, Inc.+ ....................          15,925
      4,900    Marchex, Inc., Class B+ ......................         105,350
      2,200    Mastec, Inc.+ ................................          31,174
     16,300    Maxtor Corp.+ ................................         155,828
      6,300    Mentor Graphics Corp.+ .......................          69,615
     13,400    Micrel, Inc.+ ................................         198,588
     23,000    Microsemi Corp.+ .............................         669,530
      1,300    MIPS Technologies, Inc.+ .....................           9,698
      7,800    MKS Instruments, Inc.+ .......................         182,754
     21,700    Net 1 UEPS Technologies, Inc.+ ...............         614,110
     16,177    O2Micro International, Ltd. ADR+ .............         171,961
      2,700    Online Resources Corp.+ ......................          35,100
      3,700    Opsware, Inc.+ ...............................          31,709
     23,000    Pixelworks, Inc.+ ............................         114,310
      4,100    Plantronics, Inc. ............................         145,263
     10,878    PLX Technology, Inc.+ ........................         136,519
     66,300    Polycom, Inc.+ ...............................       1,437,384
     17,400    Progress Software Corp.+ .....................         506,166
     32,500    RF Micro Devices, Inc.+ ......................         281,125
      4,500    Rudolph Technologies, Inc.+ ..................          76,725
    188,682    SkillSoft PLC ADR+ ...........................         988,694
     26,500    Skyworks Solutions, Inc.+ ....................         179,935
     29,200    Solectron Corp.+ .............................         116,800
    126,800    SonicWALL, Inc.+ .............................         899,012
     19,800    Standard Microsystems Corp.+ .................         514,404
      8,134    STATS ChipPAC, Ltd. ADR+ .....................          63,852
      6,000    THQ, Inc.+ ...................................         155,340
     22,400    Transaction Systems Architects, Inc.+ ........         699,104
     39,900    Triquint Semiconductor, Inc.+ ................         196,308
      7,400    Ultra Clean Holdings+ ........................          55,500
        700    Universal Display Corp.+ .....................          10,066
     24,400    VeriFone Holdings, Inc.+ .....................         739,076

                     See Notes to Statements of Investments.
                                       19

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (UNAUDITED) - (Continued)
                                                                  March 31, 2006

  Shares                                                           Value
----------                                                    ---------------
Information Technology (continued)
     17,100    Website Pros, Inc.+ .......................... $       240,255
     17,200    Wind River Systems, Inc.+ ....................         214,140
     23,700    Wright Express Corp.+ ........................         664,785

                                                              ---------------
                                                                   20,363,911
                                                              ---------------
Materials - 2.4%
      1,000    ADA-ES, Inc.+ ................................          24,145
     11,400    Agrium, Inc. .................................         287,964
     21,300    Airgas, Inc. .................................         832,617
      5,100    OM Group, Inc.+ ..............................         117,300
      4,100    Symyx Technologies, Inc.+ ....................         113,734

                                                              ---------------
                                                                    1,375,760
                                                              ---------------
Telecommunication Services - 0.9%
      2,900    SBA Communications Corp., Class A+ ...........          67,889
     13,300    Syniverse Holdings, Inc.+ ....................         210,140
     18,300    WiderThan Co., Ltd. ADR+ .....................         241,926

                                                              ---------------
                                                                      519,955
                                                              ---------------
Total Common Stock (Cost $45,999,313)                              55,964,308
                                                              ---------------

                                         Maturity
                                           Date          Par          Value
                                        ----------- ------------- -------------
MONEY MARKET FUND - 3.3%

TCW Galileo Money Market Fund
  4.41%
(Cost $1,925,252)                          04/03/06 $   1,925,252 $   1,925,252
                                                                  -------------
Total Investments - 99.9%
(Cost $47,924,565)                                                   57,889,560
Other Assets & Liabilities, Net - 0.1%                                   77,113
                                                                  -------------
NET ASSETS - 100.0%                                               $  57,966,673
                                                                  =============

-------------------
    ADR - American Depository Receipt.
    +   Non-income producing security.

                     See Notes to Statements of Investments.
                                       20

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
                                                                  March 31, 2006

    Shares                                                         Value
---------------                                               ---------------
COMMON STOCK - 98.4%
Consumer Discretionary - 9.2%
      5,600    American Axle & Manufacturing
               Holdings, Inc. ............................... $        95,928
      5,700    Autoliv, Inc. ................................         322,506
      7,300    Best Buy Co., Inc. ...........................         408,289
      6,800    BorgWarner, Inc. .............................         408,272
     26,700    Comcast Corp., Class A+ .....................          698,472
      8,200    Cooper Tire & Rubber Co. .....................         117,588
     11,100    Gap, Inc. (The) ..............................         207,348
     35,500    Interpublic Group of Cos., Inc.+ ............          339,380
     13,500    Jones Apparel Group, Inc. ....................         477,495
      9,800    Lear Corp. ...................................         173,754
     68,400    Liberty Media Corp., Class A+ ...............          561,564
     23,100    Limited Brands, Inc. .........................         565,026
     11,900    Mattel, Inc. .................................         215,747
     32,900    McDonald's Corp. .............................       1,130,444
     17,200    Newell Rubbermaid, Inc. ......................         433,268
      2,800    Nordstrom, Inc. ..............................         109,704
     24,700    Office Depot, Inc.+ .........................          919,828
      7,500    Target Corp. .................................         390,075

                                                              ---------------
                                                                    7,574,688
                                                              ---------------
Consumer Staples - 8.7%
      5,700    Clorox Co. ...................................         341,145
     19,000    Coca-Cola Co. (The) ..........................         795,530
      9,000    Colgate-Palmolive Co. ........................         513,900
     24,200    ConAgra Foods, Inc. ..........................         519,332
      7,600    Del Monte Foods Co. ..........................          90,136
     11,800    General Mills, Inc. ..........................         598,024
     10,200    Kellogg Co. ..................................         449,208
      9,500    Kimberly-Clark Corp. .........................         549,100
     15,300    Kraft Foods, Inc., Class A ...................         463,743
     33,300    Kroger Co. (The)+ ...........................          677,988
      9,700    PepsiCo, Inc. ................................         560,563
      7,000    Procter & Gamble Co. .........................         403,340
     20,600    Safeway, Inc. ................................         517,472
     15,100    Sara Lee Corp. ...............................         269,988
     13,800    Supervalu, Inc. ..............................         425,316

                                                              ---------------
                                                                    7,174,785
                                                              ---------------
Energy - 6.6%
     17,900    ConocoPhillips ...............................       1,130,385
      8,600    Diamond Offshore Drilling, Inc. ..............         769,700
     62,800    El Paso Corp. ................................         756,740
     10,100    ENSCO International, Inc. ....................         519,645
     15,500    Marathon Oil Corp. ...........................       1,180,635
      7,200    Noble Corp. ..................................         583,920
     12,200    Rowan Cos., Inc. .............................         536,312

                                                              ---------------
                                                                    5,477,337
                                                              ---------------
Financials - 34.2%
      4,900    ACE, Ltd. ....................................         254,849
      4,700    Allstate Corp. (The) .........................         244,917
     14,200    American International Group, Inc. ...........         938,478
     65,600    Bank of America Corp. ........................       2,987,424

    Shares                                                         Value
---------------                                               ---------------
Financials (continued)
      6,900    BB&T Corp. ................................... $       270,480
      7,600    Chubb Corp. ..................................         725,344
     77,366    Citigroup, Inc. ..............................       3,654,770
      9,700    Comerica, Inc. ...............................         562,309
      3,100    Countrywide Financial Corp. ..................         113,770
     19,300    Fannie Mae ...................................         992,020
     11,900    Freddie Mac ..................................         725,900
     17,900    Genworth Financial, Inc., Class A ............         598,397
      2,800    Goldman Sachs Group, Inc. ....................         439,488
     10,300    Hartford Financial Services Group,
               Inc. .........................................         829,665
     17,000    Huntington Bancshares, Inc. ..................         410,210
     38,100    JPMorgan Chase & Co. .........................       1,586,484
     19,100    Keycorp ......................................         702,880
      2,800    Lehman Brothers Holdings, Inc. ...............         404,684
      1,600    MBIA, Inc. ...................................          96,208
     17,400    Mellon Financial Corp. .......................         619,440
     18,300    Merrill Lynch & Co., Inc. ....................       1,441,308
     12,850    Metlife, Inc. ................................         621,555
      2,500    MGIC Investment Corp. ........................         166,575
      5,600    Morgan Stanley ...............................         351,792
     19,400    National City Corp. ..........................         677,060
        900    PartnerRe, Ltd. ..............................          55,881
      3,700    PNC Financial Services Group, Inc. ...........         249,047
      5,900    Prudential Financial, Inc. ...................         447,279
     22,860    St. Paul Travelers Cos., Inc. (The) ..........         955,319
      9,800    SunTrust Banks, Inc. .........................         713,048
     10,500    Torchmark Corp. ..............................         599,550
     16,500    U.S. Bancorp .................................         503,250
     12,000    UnumProvident Corp. ..........................         245,760
     33,943    Wachovia Corp. ...............................       1,902,505
     16,100    Washington Mutual, Inc. ......................         686,182
     18,700    Wells Fargo & Co. ............................       1,194,369
      5,000    XL Capital, Ltd., Class A ....................         320,550

                                                              ---------------
                                                                   28,288,747
                                                              ---------------
Health Care - 7.1%
      8,400    AmerisourceBergen Corp. ......................         405,468
     12,000    Bristol-Myers Squibb Co. .....................         295,320
      7,500    Eli Lilly & Co. ..............................         414,750
      3,500    HCA, Inc. ....................................         160,265
     35,000    Merck & Co., Inc. ............................       1,233,050
    111,500    Pfizer, Inc. .................................       2,778,580
     12,200    Wyeth ........................................         591,944

                                                              ---------------
                                                                    5,879,377
                                                              ---------------
Industrials - 5.7%
      6,000    Cooper Industries, Ltd., Class A .............         521,400
     13,500    CSX Corp. ....................................         807,300
      8,600    Eaton Corp. ..................................         627,542
      6,300    Emerson Electric Co. .........................         526,869
     11,600    Ingersoll-Rand Co., Ltd., Class A ............         484,764
     18,500    Norfolk Southern Corp. .......................       1,000,295
      8,700    SPX Corp. ....................................         464,754

                     See Notes to Statements of Investments.
                                       21

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND
STATEMENT OF INVESTMENTS (UNAUDITED) - (Continued)
                                                                  March 31, 2006

    Shares                                                         Value
---------------                                               ---------------
Industrials (continued)
      9,300    Tyco International, Ltd. ..................... $       249,984

                                                              ---------------
                                                                    4,682,908
                                                              ---------------
Information Technology - 9.0%
     14,228    ADC Telecommunications, Inc.+.................         364,094
     13,500    Agere Systems, Inc.+ .........................         203,040
      7,400    Arrow Electronics, Inc.+ .....................         238,798
     19,400    Cisco Systems, Inc.+ .........................         420,398
     19,500    Corning, Inc.+ ...............................         524,745
     25,000    Electronic Data Systems Corp. ................         670,750
     28,600    EMC Corp.+ ...................................         389,818
     60,500    Hewlett-Packard Co. ..........................       1,990,450
     20,000    Intel Corp. ..................................         387,000
      3,100    International Business Machines Corp..........         255,657
     15,800    Microsoft Corp. ..............................         429,918
     25,000    Nokia Oyj ADR ................................         518,000
     58,900    Sanmina-SCI Corp.+ ...........................         241,490
     73,800    Solectron Corp.+ .............................         295,200
      6,200    Tech Data Corp.+ .............................         228,842
     18,700    Tellabs, Inc.+ ...............................         297,330

                                                              ---------------
                                                                    7,455,530
                                                              ---------------
Materials - 4.8%
      3,900    Ashland, Inc. ................................         277,212
     11,000    Crown Holdings, Inc.+ ........................         195,140
      7,700    Eastman Chemical Co. .........................         394,086
      6,100    Lubrizol Corp. ...............................         261,385
      2,600    Martin Marietta Materials, Inc. ..............         278,278
      9,400    MeadWestvaco Corp. ...........................         256,714
     15,300    Owens-Illinois, Inc.+ ........................         265,761
      9,000    PPG Industries, Inc. .........................         570,150
     17,200    Smurfit-Stone Container Corp.+ ...............         233,404
      8,800    Sonoco Products Co. ..........................         298,056
     14,400    Temple-Inland, Inc. ..........................         641,520
      3,800    Vulcan Materials Co. .........................         329,270

                                                              ---------------
                                                                    4,000,976
                                                              ---------------
Telecommunication Services - 7.9%
      5,200    American Tower Corp., Class A+ ...............         157,664
     65,900    AT&T, Inc. ...................................       1,781,936
     34,800    BellSouth Corp. ..............................       1,205,820
     16,000    Crown Castle International Corp.+ ............         453,600
     45,450    Sprint Nextel Corp. ..........................       1,174,428
     50,600    Verizon Communications, Inc. .................       1,723,436

                                                              ---------------
                                                                    6,496,884
                                                              ---------------

    Shares                                                         Value
---------------                                               ---------------
Utilities - 5.2%
     14,400    Constellation Energy Group, Inc. ............. $       787,824
      9,700    Dominion Resources, Inc. .....................         669,591
     11,100    Entergy Corp. ................................         765,234
      1,600    Exelon Corp. .................................          84,640
     14,600    FirstEnergy Corp. ............................         713,940
      8,400    Pinnacle West Capital Corp. ..................         328,440
     17,000    Wisconsin Energy Corp. .......................         679,830
     14,200    Xcel Energy, Inc. ............................         257,730

                                                              ---------------
                                                                    4,287,229
                                                              ---------------
Total Investments - 98.4%
(Cost $68,244,453)                                                 81,318,461
Other Assets & Liabilities, Net - 1.6%                              1,347,464
                                                              ---------------
NET ASSETS - 100.0%                                           $    82,665,925
                                                              ===============

-------------------
    +   Non-income producing security.

                     See Notes to Statements of Investments.
                                       22

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)
                                                                  March 31, 2006

1. Significant Accounting Policies.

Security Valuation - A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized premium or discount. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Trustees or as determined in good faith by the Pricing Committee, whose members are representatives of Wilshire Associates Incorporated (the "Adviser"), or the Trust's Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. Investments in funds within the Balanced Fund are valued at their net asset value as reported by the underlying funds.

When-Issued Securities - The Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Income Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, the Income Fund may dispose of such securities prior to settlement if its subadviser deems it appropriate to do so. The Income Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Income Fund will normally realize a capital gain or loss in connection with these transactions. When the Income Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Income Fund's custodian will maintain cash or liquid securities having a value (determined daily) at least equal to the amount of the Income Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves while the commitment is outstanding. These procedures are designed to ensure that the Income Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Repurchase Agreements - Securities pledged as collateral for repurchase agreements are held by PFPC Trust Company and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

Mortgage Dollar Rolls -   The Income Fund may enter into mortgage dollar rolls
in which Income Fund makes a forward commitment to purchase or sell a security and, instead of accepting or making delivery, the position is offset by a sale or purchase of the security with a simultaneous agreement to repurchase or resell similar, but not identical, securities at an agreed upon price in the future. The Income Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss each day equal to the difference between the original value of the purchase and the current market value. The Income Fund must maintain liquid securities having a value not less than the repurchase price, including accrued interest, for such dollar rolls. Losses may arise due to changes in values of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Income Fund's right to repurchase or resell securities may be limited.

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) - (continued)
                                                                  March 31, 2006

Asset Backed Securities - These securities are secured by installment loans or leases or by revolving lines of credit. They often include credit enhancements that help limit investors' exposure to the underlying credit. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

Collateralized Mortgage Obligations -  Planned Amortization Class (PAC) -
These securities have a predetermined schedule for principal repayment coupled with an enhanced degree of cash-flow certainty. A PAC security is a specific class of mortgages which usually carry the most stable cash flows and the lowest amount of prepayment risk. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

American Depository Receipts (ADR) - A certificate issued by an American bank to evidence ownership of original foreign shares. The certificate is transferable and can be traded. The original foreign stock certificate is deposited with a foreign branch or correspondent bank of the issuing American bank.

Foreign Currency Transactions - The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

     . market value of investment securities, other assets and other liabilities at the daily rates of exchange and

     . purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Forward Currency Contracts - The Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

At March 31, 2006 the Income Fund had the following open forward currency contracts:

    Unrealized         Local      Expiration     Current Value    Appreciation
Foreign Currency      Currency       Date          U.S. Dollar    (Depreciation)
-------------------  ----------  --------------  ---------------  --------------
Short Contracts:
Australian Dollar .     413,358       5/10/2006  $       302,165  $       6,451
Canadian Dollar ...     214,469       5/10/2006          186,983          3,130
Mexican Peso ......   1,942,949       4/12/2006          183,330          4,943
New Zealand Dollar      465,299       4/12/2006          316,171         29,983
Long Contracts:
Mexican Peso .. ...   1,265,447       4/12/2006          116,183            (68)
                                                                  -------------
Net Unrealized Appreciation                                       $      44,439
                                                                  =============

2.  Tax Information.

No provision for Federal income taxes is required since each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character

[GRAPHIC OMITTED]

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) - (continued)
                                                                  March 31, 2006

from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2006.

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2005, the following Funds had available for Federal income tax purposes unused capital losses as follows:

                                                               December 31
                              -------------------------------------------------------------------------------
                                  2008          2009          2010           2011         2012        2013
                              ------------  ------------  ------------  -------------  ----------  ----------
Balanced Fund ..............  $  5,751,560             -             -              -           -           -
Equity Fund ................    10,385,728             -  $ 42,546,430  $   5,637,907           -           -
International Equity Fund ..             -  $  1,727,124     7,076,246              -           -           -
Short-Term Investment Fund .             -             -             -              -  $      586  $    1,230
Small Cap Growth Fund ......             -     7,581,990     9,619,277              -           -           -

For additional information regarding the accounting policies of the Wilshire Variable Insurance Trust, refer to the most recent financial statements on the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

    (a)The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Wilshire Variable Insurance Trust

By (Signature and Title)* /s/ Lawrence E. Davanzo
                          ------------------------
                          Lawrence E. Davanzo, President
                          (principal executive officer)
Date 5/2/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lawrence E. Davanzo
                          --------------------
                          Lawrence E. Davanzo, President
                          (principal executive officer)
Date 5/2/06

By (Signature and Title)* /s/ Scott Boroczi
                          --------------------
                          Scott Boroczi, Treasurer
                          (principal financial officer)
Date 5/2/06
--------
* Print the name and title of each signing officer under his or her signature.